UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Australia — 3.5%
Aditya Birla Minerals	23,081	$16
Alumina	1,340,132	1,532
Amcor	127,665	944
AMP	81,843	341
Atlas Iron	1,661,240	4,598
Australia & New Zealand Banking Group	112,614	2,370
Beach Energy	520,405	659
Bendigo and Adelaide Bank (A)	57,245	471
BHP Billiton	161,678	5,705
Brambles	63,758	468
Caltex Australia	128,571	1,551
Campbell Brothers	1,000	50
CFS Retail Property Trust (A)(B)	220,135	380
Coca-Cola Amatil	23,727	280
Cochlear	1,728	110
Commonwealth Bank of Australia	40,900	2,064
Crown (A)	46,500	386
CSL	131,666	4,319
Dexus Property Group (B)	365,758	311
Echo Entertainment Group*	47,526	175
Fortescue Metals Group	88,797	389
Goodman Group (B)	146,768	86
GPT Group (B)	75,531	238
Iluka Resources	90,246	1,434
Incitec Pivot	91,521	292
Leighton Holdings	9,243	180
Lend Lease	87,698	644
Lynas*	77,111	83
Metcash	176,193	730
National Australia Bank	128,759	3,084
Newcrest Mining	269,269	8,171
OneSteel	477,336	343
Orica	10,789	268
OZ Minerals	29,211	300
Qantas Airways*	145,417	218
QBE Insurance Group	33,350	443
Ramsay Health Care	21,478	425
Rio Tinto (A)	47,130	2,914
Santos	222,895	2,797
Sims Metal Management	2,536	33
Sonic Healthcare	41,345	478
Stockland (B)	97,887	320
Suncorp Group	178,964	1,537
Sydney Airport	56,591	154
TABCORP Holdings	182,465	511
Tatts Group	99,773	250
Telstra	187,802	641
Transurban Group	197,736	1,139
Washington H Soul Pattinson	6,014	85
Wesfarmers (A)	49,164	1,487
Westfield Group (B)	38,381	307
Westpac Banking	44,070	904
Woolworths	43,538	1,120
WorleyParsons	9,429	248

		58,983

Austria — 0.2%
Oesterreichische Post (C)	4,748	143

Description	Shares	Market Value ($ Thousands)

OMV (C)	2,009	$61
Verbund, Cl A (C)	3,742	101
Vienna Insurance Group (C)	55,310	2,191
Voestalpine (C)	9,591	270

		2,766

Belgium — 1.5%
Anheuser-Busch InBev	191,482	11,759
Belgacom	172,184	5,418
Colruyt	90,723	3,445
Delhaize Group	30,586	1,724
Groupe Bruxelles Lambert	12,683	848
KBC Groep	24,246	306
Mobistar	4,694	247
Solvay	8,088	668
UCB	16,145	681

		25,096

Bosnia and Herzegovina — 0.1%
Axis Capital Holdings	64,200	2,052

Brazil — 1.1%
Anhanguera Educacional Participacoes	315,992	3,405
Brasil Telecom ADR	94,034	1,673
BRF - Brasil Foods	214,065	4,180
Centrais Eletricas Brasileiras	79,100	756
Centrais Eletricas Brasileiras ADR	208,649	2,026
Embraer	122,400	772
HRT Participacoes em Petroleo*	3,600	1,096
Petroleo Brasileiro ADR	160,027	3,977
Tim Participacoes ADR	1,304	34

		17,919

Canada — 4.2%
Barrick Gold	169,178	7,655
Bird Construction (A)	3,501	40
Cameco	212,670	3,839
Cenovus Energy	65,346	2,171
Cott*	7,100	45
Domtar	26,504	2,119
Goldcorp (A)	86,000	3,818
Kinross Gold	397,575	4,532
Magna International, Cl A (A)	54,100	1,805
New Gold*	323,200	3,263
Nexen	295,140	4,696
Niko Resources (A)	36,281	1,718
Onex	30,300	987
Peyto Exploration & Development (A)	153,500	3,677
Potash Saskatchewan	214,743	8,881
Precision Drilling*	129,400	1,334
Saputo (A)	4,500	173
Silver Wheaton (A)	99,500	2,883
Suncor Energy	219,347	6,328
Talisman Energy	118,759	1,514
TELUS, Cl A	1	—
Toronto-Dominion Bank (A)	72,533	5,434
Transcontinental, Cl A	5,100	63
Vermilion Energy (A)	68,700	3,061

		70,036

1	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Chile — 0.2%
Sociedad Quimica y Minera de Chile ADR (A)	60,500	$3,258

China — 0.5%
China Petroleum & Chemical	1,150,000	1,210
China Shenhua Energy	1,071,500	4,649
China Telecom	726,000	413
Huaneng Power International	5,444,000	2,895

		9,167

Denmark — 1.2%
AP Moeller - Maersk, Cl A	151	945
AP Moeller - Maersk, Cl B	466	3,087
Coloplast, Cl B	2,678	386
Jyske Bank*	95,182	2,344
Novo Nordisk, Cl B	69,083	7,964
Novozymes, Cl B (A)	8,945	277
Tryg	77,880	4,339
William Demant Holding*	1,211	101

		19,443

Finland — 0.6%
Fortum (A)	33,166	710
Kesko, B Shares	8,657	292
Kone, B Shares	596	31
Nokia (A)	436,413	2,137
Nokia ADR (A)	554,270	2,671
Nokian Renkaat	13,630	440
Orion, Cl B	15,717	307
Rautaruukki	50,791	469
Sampo, A Shares	12,417	309
Stora Enso, R Shares (A)	432,205	2,597
UPM-Kymmene	41,923	463
Wartsila, Cl B	8,418	244

		10,670

France — 9.1%
Accor	11,085	282
Aeroports de Paris	3,652	251
Air Liquide	39,985	4,962
Alcatel-Lucent* (A)	2,477,246	3,881
Alstom	54,839	1,668
Areva	56,706	1,405
Arkema	57,779	4,103
AtoS	813	36
AXA	417,844	5,449
BNP Paribas	226,044	8,906
Bouygues	11,219	355
Bureau Veritas	867	63
Cap Gemini	1,693	53
Carrefour	148,668	3,400
Casino Guichard Perrachon	3,681	311
Christian Dior	3,952	470
Cie de St.-Gobain	24,372	939
Cie Generale des Etablissements- Michelin, Cl B (A)	82,778	4,908

Description	Shares	Market Value ($ Thousands)

Cie Generale d’Optique Essilor International	69,870	$4,948
CNP Assurances	71,383	888
Compagnie Generale de Geophysique-Veritas*	20,336	479
Credit Agricole (A)	255,612	1,447
Danone	14,624	922
Edenred	25,396	627
Eiffage	4,995	121
Electricite de France (A)	113,588	2,772
Eutelsat Communications	131,775	5,158
Fonciere Des Regions (B)	8,848	570
France Telecom	84,975	1,339
GDF Suez	222,659	6,105
Gecina (B)	9,557	806
Groupe Eurotunnel	2,457	17
ICADE (B)	10,534	831
Iliad (A)	3,504	434
Legrand	182,420	5,885
L’Oreal	8,915	934
LVMH Moet Hennessy Louis Vuitton	60,698	8,620
Natixis (A)	136,128	343
Neopost	766	52
Pernod-Ricard	3,547	330
Peugeot	55,679	875
PPR	3,948	567
Safran (A)	198,355	5,975
Sanofi	273,894	20,178
Schneider Electric (A)	188,836	9,972
SCOR	23,304	546
SES	26,563	639
Societe Generale (A)	81,581	1,822
Sodexo	89,777	6,465
Technip	56,941	5,368
Thales (A)	73,194	2,318
Total	81,523	4,180
Unibail-Rodamco (B)	1,426	257
Vinci	65,196	2,857
Vivendi (A)	145,024	3,185
Wendel	3,179	212

		150,486

Germany — 6.5%
Adidas	1,309	85
Allianz	22,481	2,157
BASF	46,068	3,223
Bayer	115,025	7,376
Bayerische Motoren Werke	32,758	2,201
Beiersdorf	4,058	231
Brenntag	45,884	4,286
Daimler	53,446	2,353
Deutsche Bank	19,808	757
Deutsche Boerse*	80,094	4,212
Deutsche Lufthansa (A)	158,160	1,886
Deutsche Post	479,559	7,396
Deutsche Telekom	294,533	3,389
E.ON	1,472	32
Fraport Frankfurt Airport Services Worldwide	4,597	227
Fresenius	7,238	672
Fresenius Medical Care	96,736	6,593

2	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

GEA Group	180,348	$5,115
Hannover Rueckversicherung	6,504	324
HeidelbergCement	2,202	94
Henkel	7,208	350
Infineon Technologies (A)	123,002	929
K+S	1,356	61
Kabel Deutschland Holding*	94,454	4,808
Lanxess (A)	740	38
Linde	84,192	12,563
MAN	2,646	236
Merck	8,877	888
Metro	11,919	436
Muenchener Rueckversicherungs	50,101	6,164
RWE	17,161	605
SAP	158,792	8,421
SAP ADR	59,400	3,145
Siemens	139,920	13,430
Suedzucker	44,736	1,432
ThyssenKrupp	18,118	417
United Internet	3,822	68
Volkswagen	7,068	951

		107,551

Greece — 0.2%
OPAP	330,707	2,932

Guernsey — 0.0%
Resolution	166,122	649

Hong Kong — 2.5%
Asia Standard International Group	164,000	25
ASM Pacific Technology	21,500	241
BOC Hong Kong Holdings	142,825	338
Cathay Pacific Airways	256,265	439
Chaoda Modern Agriculture (C)(D)	2,440,000	346
Cheung Kong Holdings	26,814	319
Cheung Kong Infrastructure Holdings	113,797	667
China Mobile (A)	722,500	7,061
China Mobile ADR	72,200	3,501
CLP Holdings	386,400	3,286
First Pacific	710,700	739
Galaxy Entertainment Group* (A)	212,000	389
Hang Seng Bank	34,600	411
Henderson Land Development	43,907	218
Hong Kong & China Gas	54,000	125
Hong Kong Exchanges and Clearing	2,600	42
HongKong Electric Holdings	74,000	547
Hongkong Land Holdings (A)	225,000	1,021
Hopewell Holdings	132,765	339
Hutchison Telecommunications Hong Kong Holdings	802,000	309
Hutchison Whampoa (A)	288,135	2,413
Hysan Development	16,300	54
Jardine Strategic Holdings	220,535	6,102
Li & Fung	104,799	194
MTR	71,000	230
New World Development	221,000	178
NWS Holdings	140,218	207

Description	Shares	Market Value ($ Thousands)

Orient Overseas International	63,422	$370
PCCW	97,000	33
RCG Holdings*	39,556	4
Sino-Forest, Cl A* (C)(D)	76,000	8
SJM Holdings	270,800	442
Sun Hung Kai Properties (A)	374,161	4,690
Swire Pacific, Cl A	3,700	45
Wheelock	79,365	197
Yue Yuen Industrial Holdings	1,714,000	5,418

		40,948

Indonesia — 0.1%
Telekomunikasi Indonesia ADR	47,903	1,473

Ireland — 0.8%
CRH	29,993	598
Elan* (A)	70,972	988
Experian	425,718	5,792
Kerry Group, Cl A	5,391	198
Ryanair Holdings ADR*	132,700	3,697
Smurfit Kappa Group* (A)	261,595	1,587

		12,860

Israel — 0.4%
Bezeq Israeli Telecommunication (C)	16,899	31
Check Point Software Technologies*	91,610	4,813
Israel Chemicals (C)	27,563	286
NICE Systems* (C)	1,729	59
Teva Pharmaceutical Industries (C)	23,040	927

		6,116

Italy — 1.4%
AEM	170,319	161
Atlantia	18,584	298
Banca Carige (A)	224,513	431
Banca Monte dei Paschi di Siena	1,343,898	440
Enel	1,066,659	4,353
Engineering Ingegneria Informatica	1,022	29
ENI	10,827	225
Exor	6,028	122
Fiat (A)	125,140	577
Fiat Industrial*	58,262	501
Finmeccanica	41,912	156
Intesa Sanpaolo	1,273,018	2,138
Intesa Sanpaolo RNC	481,502	602
Mediaset	178,434	495
Mediobanca	2,186	13
Saipem	13,828	590
Snam Rete Gas	824,250	3,644
Telecom Italia	321,414	347
Telecom Italia RNC	7,363,539	6,615
Terna Rete Elettrica Nazionale	122,370	414
UniCredit (A)	89,042	742

		22,893

Japan — 17.3%
Aeon	234,800	3,226
Aeon Credit Service	2,200	35
Aisin Seiki	6,400	183

3	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Ajinomoto	21,700	$261
Alfresa Holdings	7,800	329
All Nippon Airways	116,000	324
Alpen	5,700	100
Amada	6,000	38
Arc Land Sakamoto	7,300	136
Asahi Glass	57,000	479
Asahi Kasei	69,000	416
Asics	34,100	385
Astellas Pharma	14,600	594
Autobacs Seven	2,500	114
Belluna	6,800	50
Best Bridal	65	59
Bic Camera (A)	401	224
Bridgestone	103,700	2,352
Brother Industries	189,400	2,326
Calsonic Kansei	199,000	1,135
Canon	17,500	776
Capcom	6,600	156
Central Glass	16,000	77
Central Japan Railway	473	3,996
Century Tokyo Leasing	33,200	628
Chiba Bank	4,000	26
Chiyoda	19,000	193
Chubu Electric Power	13,600	254
Chuetsu Pulp & Paper	18,000	30
Chugai Pharmaceutical	15,700	259
Chugoku Bank	12,000	167
Coca-Cola West	160,700	2,788
Cosmo Oil	175,000	489
Credit Saison	1,700	34
Dai Nippon Printing	723,000	6,954
Daicel	173,000	1,055
Daido Steel	5,000	31
Daihatsu Motor	20,800	371
Dai-ichi Life Insurance	538	529
Daiichi Sankyo	108,700	2,156
Daiichikosho	3,500	66
Dainippon Screen Manufacturing	27,000	228
Dainippon Sumitomo Pharma	96,100	1,095
Daito Trust Construction	30,900	2,651
Daiwa House Industry	161,000	1,921
DCM Holdings	5,300	42
Dena	8,600	258
Denso	10,500	290
Dydo Drinco	4,400	174
East Japan Railway	16,800	1,070
EDION (A)	93,800	766
Eisai	19,500	807
Elpida Memory* (A)	76,300	355
Faith	378	40
Fanuc	61,600	9,431
Fast Retailing	1,800	328
Fuji Film Holdings	213,500	5,059
Fuji Media Holdings	102	155
Fuji Soft	4,100	74
Fujishoji	42	44
Fujitsu	57,000	296
Fukuoka Financial Group	26,000	109
Gree	15,500	534
Gulliver International	780	32
Gunma Bank	8,000	44

Description	Shares	Market Value ($ Thousands)

Hachijuni Bank	213,000	$1,215
Hamamatsu Photonics	11,200	392
Haseko	860,000	570
Hino Motors	341,000	2,070
Hiroshima Bank	29,000	135
HIS	9,400	269
Hitachi	721,700	3,790
Hitachi Metals	8,000	87
Hokuhoku Financial Group	17,000	33
Honda Motor	452,400	13,806
Hoya	11,400	246
Ibiden	2,700	53
IBJ Leasing	8,800	196
Idemitsu Kosan	7,700	795
IHI	406,000	987
Iida Home Max	30,600	229
Inpex	200	1,261
IT Holdings	56,400	678
Itochu	31,700	322
Itochu Techno-Solutions	2,800	126
Itochu-Shokuhin	1,900	68
Iyo Bank	36,000	356
J Front Retailing	7,000	34
Japan Prime Realty Investment, Cl A (B)	194	457
Japan Real Estate Investment, Cl A (B)	1	8
Japan Retail Fund Investment, Cl A (B)	234	347
Japan Steel Works	245,000	1,704
Japan Tobacco	181	852
JFE Holdings	66,500	1,205
JFE Shoji Holdings	23,000	96
JGC	324,200	7,787
JS Group	39,600	759
JTEKT	4,600	45
Jupiter Telecommunications	6,798	6,892
Juroku Bank	16,000	52
Justsystems*	13,900	26
JVC Kenwood* (A)	78,200	270
JX Holdings	8,000	48
Kajima	45,000	138
Kamei	5,000	47
Kamigumi	23,000	199
Kanamoto	5,000	39
Kansai Electric Power	28,400	436
Kansai Paint	239,000	2,134
Kao	5,800	159
Kawasaki Heavy Industries	191,000	477
KDDI	1,655	10,648
Keikyu	5,000	45
Keyence	1,000	241
Kintetsu (A)	54,000	211
Kita-Nippon Bank	1,700	42
Kobe Steel	285,000	441
Koito Manufacturing	9,000	126
Komatsu	76,700	1,793
Konami	7,400	222
Konica Minolta Holdings	14,000	104
K’s Holdings	42,800	1,697
Kuraray	2,100	30
KYB	16,000	76

4	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Kyocera	5,400	$434
Lawson	5,800	362
Mabuchi Motor	130,900	5,453
Makita	19,300	625
Marubeni	357,000	2,176
Marui Group	5,400	42
Medipal Holdings	8,100	85
Megane TOP	6,000	69
Melco Holdings	3,900	105
Miraca Holdings	2,100	84
Mirait Holdings	4,400	33
Mitsubishi	217,500	4,396
Mitsubishi Chemical Holdings	127,600	703
Mitsubishi Electric	60,400	579
Mitsubishi Gas Chemical	34,100	189
Mitsubishi Heavy Industries	204,000	870
Mitsubishi Materials	14,000	38
Mitsubishi Tanabe Pharma	11,300	179
Mitsubishi UFJ Financial Group	316,800	1,346
Mitsubishi UFJ Lease & Finance	3,630	144
Mitsui	61,200	952
Mitsui Chemicals	10,000	31
Mitsui Home	8,000	41
Mitsui OSK Lines	49,000	190
Mizuho Financial Group	578,640	782
MS&AD Insurance Group Holdings	250,500	4,643
Murata Manufacturing	20,300	1,044
Nabtesco	6,800	124
Namco Bandai Holdings	20,200	288
NEC Fielding	4,900	63
NEC Networks & System Integration	17,600	257
NET One Systems	117	319
NGK Insulators	7,000	83
Nichiha	3,200	34
Nichii Gakkan	9,500	116
Nichireki	8,000	38
Nihon Unisys	6,500	41
Nintendo	32,400	4,464
Nippo	11,000	105
Nippon Building Fund, Cl A (B)	29	237
Nippon Carbon	11,000	31
Nippon Densetsu Kogyo	5,000	48
Nippon Electric Glass	30,000	297
Nippon Express	10,000	39
Nippon Meat Packers	20,000	249
Nippon Sheet Glass	164,000	307
Nippon Steel	583,000	1,455
Nippon Synthetic Chemical Industry	7,000	40
Nippon Telegraph & Telephone	205,600	10,515
Nippon Telegraph & Telephone ADR	192,195	4,868
Nippon Yusen	172,000	440
Nishimatsu Construction	78,000	134
Nishi-Nippon City Bank	11,000	32
Nissan Motor	46,200	416
Nisshin Fudosan	13,200	75
Nisshin Steel	429,000	658
Nissin Food Products	2,600	102
Nitori Holdings	350	33

Description	Shares	Market Value ($ Thousands)

Nitto Denko	21,400	$766
Nomura Real Estate Office Fund, Cl A (B)	86	442
Nomura Research Institute	17,100	387
NTT Data	107	342
NTT DoCoMo	2,984	5,488
Nuflare Technology	11	39
Obayashi	8,000	36
Oita Bank	16,000	46
OJI Paper	7,000	36
Olympus	2,700	36
Ono Pharmaceutical	14,900	837
ORIX	720	60
Otsuka Holdings	25,700	723
PanaHome	9,000	61
Panasonic	152,700	1,298
Press Kogyo	8,000	39
Rakuten	492	529
Resona Holdings	8,900	39
Ricoh Leasing	6,400	143
Rinnai	3,800	272
Riso Kagaku	1,800	26
Rohm	80,200	3,742
Ryobi	9,000	33
Saizeriya	20,000	334
San-In Godo Bank	15,000	112
Sankyo	63,900	3,235
Sanrio	700	36
Santen Pharmaceutical	12,100	499
Sapporo Hokuyo Holdings	412,300	1,479
Secom	4,700	217
Sega Sammy Holdings	56,400	1,219
Seino Holdings	76,000	590
Sekisui Chemical	52,000	429
Sekisui House	449,000	3,986
Sekisui Jushi	5,000	51
Seven & I Holdings	447,500	12,476
Seven Bank	173,000	340
Sharp	27,000	236
Shimadzu	23,000	195
Shin-Etsu Chemical	62,900	3,098
Ship Healthcare Holdings	5,900	129
Shiseido	269,500	4,956
Shizuoka Bank	9,000	95
Showa Shell Sekiyu	56,200	379
SKY Perfect JSAT Holdings	96	48
SMC	56,500	9,120
Softbank	34,900	1,028
Sojitz	370,700	573
Sony Financial Holdings	496,000	7,310
Square Enix Holdings	2,200	43
SRI Sports	4,400	48
Sumco	13,000	96
Sumitomo	52,300	708
Sumitomo Chemical	10,000	37
Sumitomo Electric Industries	21,500	234
Sumitomo Forestry	8,900	79
Sumitomo Metal Industries	326,000	593
Sumitomo Mitsui Financial Group	292,800	8,159
Sumitomo Mitsui Trust Holdings	904,220	2,656
Sumitomo Rubber Industries	8,700	104
T&D Holdings	900	8

5	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Taisei	12,000	$30
Taisho Pharmaceutical Holdings	500	39
Takashimaya	4,000	29
Takeda Pharmaceutical	26,200	1,151
Teijin	11,300	35
THK	1,700	34
Tochigi Bank	9,000	32
Toho	9,500	169
Toho Gas	6,000	38
Toho Holdings	3,400	47
Tokai	2,800	62
Tokai Rika	6,400	98
Tokio Marine Holdings	1,300	29
Tokyo Electric Power	63,200	150
Tokyo Electron	55,400	2,819
Tokyo Gas	37,000	170
Tokyo Tekko	4,000	11
Tokyu	67,000	330
TonenGeneral Sekiyu (A)	104,500	1,142
Toppan Forms	4,400	34
Toppan Printing	34,000	250
Toray Industries	31,600	226
Toshiba	121,000	495
Toshiba TEC	82,000	292
Tosoh	30,000	80
Totetsu Kogyo	9,000	77
TOTO	11,000	85
Toyo Securities	25,000	34
Toyo Seikan Kaisha	2,400	33
Toyo Suisan Kaisha	14,000	339
Toyo Tire & Rubber	18,000	41
Toyoda Gosei	2,600	41
Toyota Motor	240,000	8,001
Toyota Motor ADR	35,768	2,365
Toyota Tsusho	58,100	1,028
TS Tech	7,100	112
Ube Industries	116,000	318
Unicharm	800	39
Uniden	8,000	27
Unipres	5,800	167
United Arrows	2,000	39
Universal Entertainment	1,600	44
Wacoal Holdings	192,704	2,560
Warabeya Nichiyo	5,200	68
Watabe Wedding	6,395	59
West Japan Railway	10,000	435
Xebio	1,700	40
Yahoo Japan	1,704	549
Yamada Denki	6,540	445
Yamaguchi Financial Group	17,000	162
Yamato Holdings	38,800	654
Yamazaki Baking	18,000	237
Yamazen	7,600	56
Yaskawa Electric	23,500	200
Yokogawa Electric	3,700	33
Yokohama Rubber	39,000	219
Zeon	103,000	894

		286,226

Jersey — 0.0%
Randgold Resources	707	72

Description	Shares	Market Value ($ Thousands)

Malaysia — 0.1%
Axiata Group	1,646,200	$2,669

Malta — 0.0%
BGP Holdings* (D)	198,683	—

Mexico — 0.0%
America Movil, Ser L	342,200	387

Netherlands — 5.0%
Aegon*	195,600	787
Akzo Nobel	248,700	12,062
ASML Holding	23,359	985
Corio (B)	6,433	281
Delta Lloyd	45,282	764
European Aeronautic Defence and Space	123,599	3,875
Gemalto	93,779	4,575
Heineken	21,146	982
Heineken Holding	15,269	627
Imtech	115,365	2,997
ING Groep*	687,853	4,965
Koninklijke Ahold	381,517	5,153
Koninklijke DSM	2,360	110
Koninklijke KPN	22,132	266
Koninklijke Philips Electronics	14,038	297
PostNL	786,416	2,511
QIAGEN*	16,298	225
Reed Elsevier	899,043	10,512
Royal Dutch Shell, Cl A	293,011	10,738
Royal Dutch Shell, Cl B	136,618	5,210
SBM Offshore	22,667	468
TNT Express	612,017	4,587
Unilever	198,349	6,841
Wolters Kluwer	231,679	4,017

		83,835

New Zealand — 0.5%
Chorus* (A)	149,900	365
Fletcher Building	106,371	509
Mainfreight	4,933	38
Telecom of New Zealand (A)	4,189,235	6,765

		7,677

Norway — 1.1%
Aker Solutions	13,389	141
DNB (A)	799,381	7,843
Gjensidige Forsikring	77,171	896
Marine Harvest	3,086,411	1,337
Norsk Hydro (A)	23,881	111
Seadrill	19,317	647
Statoil	276,110	7,102

		18,077

Poland — 0.1%
KGHM Polska Miedz	42,985	1,385

6	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Portugal — 0.1%
Banco Espirito Santo (A)	218,224	$383
Cimpor Cimentos de Portugal	25,360	175
Energias de Portugal	132,496	411
Galp Energia, Cl B (A)	6,007	89
Jeronimo Martins*	20,490	340
Portugal Telecom (A)	80,364	464

		1,862

Russia — 0.5%
Gazprom ADR	238,438	2,546
NovaTek GDR	10,300	1,289
Sberbank of Russia ADR	409,139	4,067
Surgutneftegas ADR	8,414	66

		7,968

Singapore — 1.4%
DBS Group Holdings (A)	335,000	2,976
Golden Agri-Resources (A)	1,128,000	622
GuocoLeisure	253,000	116
Jardine Cycle & Carriage	17,000	631
Keppel (A)	146,110	1,048
Oversea-Chinese Banking (A)	227,000	1,371
SembCorp Industries (A)	300,600	939
SembCorp Marine (A)	1,130,100	3,329
Singapore Airlines (A)	547,000	4,286
Singapore Land	23,000	99
Singapore Press Holdings	98,400	280
Singapore Telecommunications	88,000	210
Transpac Industrial Holdings	36,000	44
United Overseas Bank	469,000	5,523
UOL Group	95,600	295
Wilmar International	19,000	73
Yangzijiang Shipbuilding Holdings (A)	1,977,000	1,388

		23,230

South Africa — 0.9%
AngloGold Ashanti	38,800	1,650
AngloGold Ashanti ADR	87,134	3,699
Gold Fields	262,726	4,055
Impala Platinum Holdings	38,000	787
MTN Group	238,037	4,238

		14,429

South Korea — 2.9%
Asia Cement* (C)	980	31
Hyundai Heavy Industries* (C)	16,542	3,699
Hyundai Mobis* (C)	32,678	8,303
Hyundai Motor* (C)	9,915	1,837
Kia Motors* (C)	27,044	1,569
Korea Electric Power ADR (A)	205,475	2,256
KT&G*	142,388	10,061
Samsung Electronics (C)	12,285	11,300
Shinhan Financial Group* (C)	78,500	2,715
SK Telecom ADR	426,697	5,807

		47,578

Spain — 1.9%
Abertis Infraestructuras	38,562	618
Acciona	3,976	344

Description	Shares	Market Value ($ Thousands)

Acerinox (A)	2,927	$38
ACS Actividades de Construccion y Servicios (A)	8,402	250
Amadeus IT Holding, Cl A	14,401	234
Banco Bilbao Vizcaya Argentaria (A)	44,986	390
Banco de Sabadell	186,488	710
Banco Popular Espanol	205,544	939
Banco Santander	524,940	4,000
Bankia*	16,300	76
Bankinter	31,401	194
CaixaBank	313,629	1,545
EDP Renovaveis*	30,407	187
Enagas	299,275	5,552
Endesa	8,158	168
Ferrovial	64,529	781
Fomento de Construcciones y Contratas (A)	19,024	495
Gas Natural	64,574	1,112
Grifols (A)	23,603	398
Iberdrola (A)	129,749	815
Inditex (A)	11,468	942
Indra Sistemas (A)	154,789	1,977
Mapfre	228,296	727
Red Electrica	18,794	807
Repsol	81,775	2,520
Tecnicas Reunidas (A)	93,585	3,373
Telefonica	142,644	2,478
Zardoya Otis	2,488	34

		31,704

Sweden — 1.5%
Alfa Laval	5,741	109
Atlas Copco, Cl A	50,994	1,101
Atlas Copco, Cl B (A)	53,507	1,021
Elekta, Cl B	104,955	4,570
Getinge, Cl B	11,698	298
Hennes & Mauritz, Cl B	51,558	1,664
Hexagon, Cl B	4,907	74
Industrivarden, Cl C	69,880	837
Investor, Cl B	2,946	55
Kinnevik Investment, Cl B	3,299	64
Lundin Petroleum*	3,400	84
Millicom International Cellular	2,487	250
Nordea Bank (A)	303,843	2,360
Sandvik	1,887	23
Scania, Cl B	13,635	203
Skandinaviska Enskilda Banken, Cl A	676,128	3,954
Skanska, Cl B	12,730	212
SKF, Cl B	3,531	75
Svenska Cellulosa, Cl B	15,833	236
Swedbank, Cl A (A)	93,877	1,221
Swedish Match	28,041	999
Telefonaktiebolaget LM
Ericsson, Cl B	427,450	4,390
Volvo, Cl B	63,476	697

		24,497

Switzerland — 8.9%
ABB	20,073	380
Adecco	919	39

7	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Aryzta	9,605	$466
Baloise Holding	7,351	506
Barry Callebaut	35	35
Basler Kantonalbank	659	93
Clariant	95,746	949
Compagnie Financiere Richemont	49,046	2,492
Credit Suisse Group	141,414	3,338
Daetwyler Holding	463	28
Dufry	1,080	100
Geberit	2,172	420
Georg Fischer	666	229
Givaudan	11,852	11,344
Glencore International	15,637	95
Helvetia Holding	415	131
Holcim	2,443	131
Julius Baer Group	147,945	5,398
Kuehne & Nagel International	3,068	346
Lindt & Spruengli	12	403
Lindt & Spruengli PC	139	415
Lonza Group	2,804	166
Nestle	359,591	20,766
Novartis	512,057	29,406
OC Oerlikon*	59,223	319
Pargesa Holding	4,655	306
Partners Group Holding	1,289	226
Roche Holding	161,434	27,484
Schindler Holding	226	26
Schindler Holding PC	543	64
SGS	4,121	6,853
Sika	2,086	3,949
STMicroelectronics	82,731	493
Straumann Holding	940	163
Sulzer	51,295	5,507
Swatch Group	3,773	1,418
Swatch Group Registered	4,689	314
Swiss Life Holding	5,448	503
Swiss Re	4,915	252
Swisscom	2,400	913
Syngenta	4,050	1,191
Transocean	803	31
UBS	165,085	1,953
UBS Foreign	419,818	5,019
Xstrata	452,713	6,881
Zurich Financial Services	24,270	5,515

		147,056

Taiwan — 0.1%
Chunghwa Telecom ADR	13,743	457
United Microelectronics ADR (A)	691,541	1,480

		1,937

Thailand — 0.0%
Total Access Communication	213,100	470

United Kingdom — 17.4%
Acergy	190,916	3,551
Admiral Group	6,629	88
Aggreko	6,589	207
AMEC	411,057	5,797
Amlin	787,367	3,841
Anglo American	21,549	797

Description	Shares	Market Value ($ Thousands)

Antofagasta	16,427	$310
ARM Holdings	192,684	1,773
Associated British Foods	1,947	34
AstraZeneca	263,451	12,181
Aviva	1,190,157	5,564
Babcock International Group	34,141	390
BAE Systems	656,348	2,908
Balfour Beatty	1,029,457	4,236
Barclays	1,717,446	4,699
BG Group	478,693	10,240
BHP Billiton	148,150	4,323
BP	1,776,339	12,713
BP ADR	54,757	2,340
British American Tobacco	284,734	13,521
British Land (B)	105,141	756
British Sky Broadcasting Group	156,432	1,781
BT Group, Cl A	760,972	2,258
Bunzl	350,725	4,818
Burberry Group	42,591	784
Cairn Energy*	95,995	396
Capita	552,515	5,397
Carnival	5,482	181
Centrica	107,810	485
Compass Group	62,310	592
Davis Service Group	44,500	301
Diageo	374,496	8,186
Eurasian Natural Resources	356,083	3,517
Fresnillo	4,263	101
G4S	71,223	301
GKN	3,250	9
GlaxoSmithKline	578,820	13,237
Hammerson (B)	32,429	181
Home Retail Group	2,202,624	2,855
HSBC Holdings	1,718,634	13,092
Imperial Tobacco Group	144,225	5,458
Informa	612,369	3,438
International Power	11,837	62
Intertek Group	2,975	94
J Sainsbury	153,358	722
Kingfisher	1,637,444	6,380
Land Securities Group (B)	89,466	884
Legal & General Group	394,502	630
Lloyds Banking Group*	2,989,696	1,204
London Stock Exchange Group	22,462	278
Marks & Spencer Group	59,246	286
Meggitt	11,900	65
Michael Page International	481,352	2,609
National Grid	65,314	634
Next	7,682	327
Pearson	57,399	1,079
Petrofac	307,473	6,886
Polyus Gold International GDR*	465,746	1,374
Prudential	564,653	5,603
QinetiQ Group	116,097	239
Reckitt Benckiser Group	14,174	700
Reed Elsevier	526,560	4,247
Rexam	1,014,020	5,560
Rio Tinto (A)	280,453	13,620
Rio Tinto ADR	60,100	2,940
Rolls-Royce Holdings	664,189	7,705
Royal Bank of Scotland Group*	4,685,663	1,470
RSA Insurance Group	170,875	279

8	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SABMiller	24,344	$857
Sage Group	1,221,476	5,585
Schroders	15,093	308
Severn Trent	30,527	710
Shire	92,975	3,241
Smith & Nephew	11,096	108
SSE	69,477	1,394
Standard Chartered	2,121	46
Tate & Lyle	11,065	121
Tesco	1,898,613	11,904
TUI Travel	52,648	136
Tullow Oil	198,210	4,319
Unilever	24,067	809
United Utilities Group	563,139	5,304
Vedanta Resources	15,683	247
Vodafone Group	8,639,140	24,019
Weir Group	1,222	39
Willis Group Holdings	118,000	4,578
WM Morrison Supermarkets	182,690	926
Wolseley	12,780	423
WPP	42,986	451

		289,039

United States — 0.6%
Advance America Cash Advance Centers	24,598	220
Buckeye Technologies	11,413	382
Calamos Asset Management, Cl A	12,204	153
Capital One Financial	37,427	1,583
Cash America International	742	35
CNO Financial Group*	72,283	456
Medifast*	2,084	28
Newmont Mining	36,000	2,160
Philip Morris International	29,214	2,293
Providence Service*	3,464	48
Synthes	12,703	2,139
USANA Health Sciences*	1,951	59

		9,556

Total Common Stock (Cost $1,701,093) ($ Thousands)		1,564,952

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke	2,375	113
Draegerwerk	2,624	213
Henkel	1,393	81
RWE	4,908	162
Volkswagen	6,613	994

Total Preferred Stock (Cost $1,688) ($ Thousands)		1,563

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills (E)(F)
0.069%, 11/15/12	$270	270
0.049%, 09/20/12	457	457
0.047%, 06/28/12	2,946	2,945
0.040%, 08/23/12	152	152

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

0.024%, 05/31/12	$250	$250

Total U.S. Treasury Obligations (Cost $4,074) ($ Thousands)		4,074

AFFILIATED PARTNERSHIP — 4.8%

United States — 4.8%
SEI Liquidity Fund, L.P.
0.140%**† (G)	81,288,975	79,347

Total Affiliated Partnership (Cost $81,289) ($ Thousands)		79,347

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	45,585,153	45,585

Total Cash Equivalent (Cost $45,585) ($ Thousands)		45,585

Total Investments — 102.3% (Cost $1,833,729) ($ Thousands) ‡		$1,695,521

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	555	Mar-2012	$288
FTSE 100 Index	171	Mar-2012	244
Hang Seng Index	20	Jan-2012	(15)
Nikkei 225 Index	6	Mar-2012	(8)
SPI 200 Index	45	Mar-2012	(161)
Topix Index	118	Mar-2012	(145)

			$203

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,657,495 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $70,331 ($ Thousands).

(B)	Real Estate Investment Trust.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $33,877 ($ Thousands) and represented 2.0% of Net Assets.

(D)	Securities considered illiquid. The total market value of such securities as of December 31, 2011 was $354 ($ Thousands) and represented 0.0% of Net Assets.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $79,347 ($ Thousands).

9	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Equity Fund

December 31, 2011

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,833,729 ($ Thousands), and the unrealized appreciation and depreciation were $82,368 ($ Thousands) and $(220,576) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

SPI — Share Price Index

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,531,075	$33,523	$354	$1,564,952
Preferred Stock	1,563	—	—	1,563
U.S. Treasury Obligations	—	4,074	—	4,074
Affiliated Partnership	—	79,347	—	79,347
Cash Equivalent	45,585	—	—	45,585

Total Investments in Securities	$1,578,223	$116,944	$354	$1,695,521

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$203	$—	$—	$203

Total Other Financial Instruments	$203	$—	$—	$203

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2011, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Investments in Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	354
Transfer out of Level 3	—

Ending balance as of December 31, 2011	$354

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

For the period ended December 31, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%

Argentina — 0.2%
Tenaris ADR	14,235	$529
YPF ADR	29,134	1,011

		1,540

Brazil — 10.3%
All America Latina Logistica	96,140	479
Anhanguera Educacional Participacoes	42,600	459
B2W Cia Global Do Varejo	47,600	230
Banco Bradesco ADR	260,178	4,340
Banco do Brasil	133,588	1,697
Banco Santander Brasil ADR	351,205	2,859
BM&FBovespa	360,283	1,893
BR Properties	72,291	717
Brasil Insurance Participacoes e Administracao	127,100	1,158
Braskem ADR	38,410	542
BRF - Brasil Foods ADR	53,820	1,052
Centrais Eletricas Brasileiras	158,980	1,521
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	513	29
Cia Energetica de Minas Gerais ADR	91,446	1,627
Cia Hering	125,525	2,184
Cielo	22,789	589
Cosan Industria e Comercio	56,414	817
Cyrela Brazil Realty Empreendimentos e Participacoes	208,967	1,663
EcoRodovias Infraestrutura e Logistica	131,100	980
Embraer ADR	47,584	1,200
Even Construtora e Incorporadora	174,839	579
Fibria Celulose	49,692	370
Fibria Celulose ADR (A)	210,895	1,639
Gerdau ADR	614,468	4,799
Gol Linhas Aereas Inteligentes ADR (A)	122,245	810
Grendene	140,859	581
Helbor Empreendimentos	34,339	381
HRT Participacoes em Petroleo*	700	213
Hypermarcas	311,622	1,420
Iochpe-Maxion	68,369	926
JBS*	402,200	1,311
JSL	68,766	344
Localiza Rent a Car	144,500	1,983
Magazine Luiza*	73,700	377
Magnesita Refratarios*	258,565	800
MRV Engenharia e Participacoes	397,032	2,278
Multiplan Empreendimentos Imobiliarios	38,100	782
Multiplus	66,200	1,145
Obrascon Huarte Lain Brasil	5,209	170
OGX Petroleo e Gas Participacoes*	125,750	918
PDG Realty Empreendimentos e
Participacoes	531,844	1,682
Petroleo Brasileiro	276,244	3,406

Description	Shares	Market Value ($ Thousands)

Petroleo Brasileiro ADR	261,205	$6,491
Porto Seguro	47,770	545
QGEP Participacoes	175,100	1,549
Santos Brasil Participacoes	42,320	560
Sul America	85,362	691
Telefonica Brasil ADR	36,202	989
Telegraph Norte Leste ADR	138,525	1,317
Tim Participacoes	110,835	549
Tim Participacoes ADR	73,576	1,898
Totvs	151,138	2,695
Vale	151,710	3,209
Vale ADR, Cl B	236,885	5,081

		78,524

Canada — 0.8%
Alamos Gold	63,900	1,102
First Majestic Silver*	39,300	663
Pacific Rubiales Energy	96,179	1,769
Yamana Gold	180,738	2,655

		6,189

Chile — 0.6%
Banco Santander Chile ADR	12,859	973
Cia Cervecerias Unidas ADR	14,223	898
Empresa Nacional de Telecomunicaciones	28,564	534
Enersis ADR	36,197	638
Lan Airlines ADR (A)	25,455	592
Sociedad Quimica y Minera de Chile ADR	19,794	1,066

		4,701

China — 11.8%
AAC Technologies Holdings (A)	818,180	1,837
Agricultural Bank of China	7,582,832	3,261
Ajisen China Holdings (A)	578,434	637
Asia Cement China Holdings	286,500	134
Baidu ADR*	14,744	1,717
Bank of China	7,022,411	2,586
Bank of Communications (A)	2,557,947	1,788
Beijing Capital International Airport	2,046,000	1,027
BYD Electronic International	2,087,000	594
China Automation Group	2,043,304	592
China BlueChemical	2,450,701	1,855
China Coal Energy	1,950,000	2,104
China Construction Bank	8,743,188	6,102
China Dongxiang Group	4,931,000	838
China Liansu Group Holdings (A)	1,675,700	727
China Life Insurance	688,000	1,701
China Merchants Bank	884,931	1,789
China National Building Material (A)	1,032,300	1,172
China National Materials (A)	4,149,438	1,475
China Oilfield Services (A)	1,133,513	1,789
China Petroleum & Chemical	1,576,000	1,658
China Petroleum & Chemical ADR (A)	19,774	2,077
China Railway Construction	1,058,000	583
China Railway Group (A)	1,840,000	576

1	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

China Rongsheng Heavy Industries Group Holdings (A)	1,311,297	$361
China Shenhua Energy	276,500	1,200
China Telecom	1,514,000	862
China Vanke, Cl B	881,600	872
China Yurun Food Group (A)	324,735	426
China Zhongwang Holdings	291,805	100
Chongqing Rural Commercial Bank* (A)	3,847,000	1,991
Daphne International Holdings	2,548,800	2,839
Dongfeng Motor Group	672,120	1,153
First Tractor (A)	969,900	908
Focus Media Holding ADR*	15,000	292
Foxconn International Holdings* (A)	2,378,000	1,534
Giant Interactive Group ADR (A)	86,031	351
Golden Eagle Retail Group (A)	386,200	816
Great Wall Motor (A)	806,281	1,177
Guangzhou Automobile Group	1,362,415	1,137
Haitian International Holdings	171,300	147
Harbin Electric	470,682	411
Hidili Industry International Development (A)	4,635,366	1,379
Huaneng Power International (A)	3,824,900	2,034
Huaneng Power International ADR	4,330	91
Industrial & Commercial Bank of China	10,901,929	6,471
Inner Mongolia Yitai Coal, Cl B	38,300	190
Kingdee International Software Group (A)	1,230,776	331
Lianhua Supermarket Holdings (A)	197,116	252
Maanshan Iron & Steel (A)	208,000	67
Mindray Medical International ADR (A)	45,585	1,169
Netease.com ADR*	28,979	1,300
Noah Holdings ADR* (A)	39,774	245
PetroChina	3,006,119	3,743
PetroChina ADR	19,603	2,437
Ping An Insurance Group	315,500	2,080
Prince Frog International Holdings*	2,010,500	505
Renhe Commercial Holdings (A)	9,363,078	1,073
Sina*	14,700	764
Sinopharm Group (A)	250,600	602
Sinotrans	3,044,000	541
Soho China	687,743	458
Springland International Holdings	605,519	397
Tencent Holdings	66,700	1,341
Tingyi Cayman Islands Holding (A)	338,000	1,027
Travelsky Technology	362,880	189
Tsingtao Brewery (A)	166,000	919
Want Want China Holdings (A)	598,300	597
Weiqiao Textile	992,900	497
Xingda International Holdings (A)	1,237,700	558
Zhejiang Expressway (A)	1,929,922	1,252
Zhuzhou CSR Times Electric	343,174	752

Description	Shares	Market Value ($ Thousands)

Zoomlion Heavy Industry Science and Technology (A)	1,655,460	$1,782

		90,239

Colombia — 0.5%
BanColombia ADR, Cl R	30,600	1,823
Ecopetrol ADR	30,200	1,344
Grupo de Inversiones Suramericana	30,599	491

		3,658

Cyprus — 0.3%
Eurasia Drilling GDR (G)	108,899	2,559

Czech Republic — 0.1%
Komercni Banka	5,696	966

Egypt — 0.2%
Commercial International Bank Egypt (C)	300,491	934
Egyptian Financial Group-Hermes Holding* (C)	160,564	269

		1,203

Guernsey — 0.0%
Etalon Group GDR* (B)(G)	56,800	267

Hong Kong — 6.5%
AIA Group	176,074	550
Chaoda Modern Agriculture (A)(B)	2,056,181	291
China High Precision Automation Group (A)(C)	1,385,624	479
China Mengniu Dairy	225,000	526
China Mobile	688,434	6,728
China Mobile ADR	50,880	2,467
China Pharmaceutical Group (A)	1,174,000	258
China Power International Development (A)	3,117,200	730
China Resources Enterprise	157,353	540
China Resources Gas Group (A)	1,765,900	2,524
China Resources Power Holdings	1,263,339	2,437
China State Construction International Holdings (A)	3,226,584	2,289
China Unicom Hong Kong	2,128,835	4,479
China Unicom Hong Kong ADR	92,690	1,959
CNOOC	1,727,948	3,021
CNOOC ADR	6,210	1,085
Comba Telecom Systems Holdings (A)	3,293,811	2,655
Cosco International Holdings	208,805	88
COSCO Pacific	338,000	395
Dah Chong Hong Holdings	887,200	1,045
Digital China Holdings	508,000	787
Geely Automobile Holdings (A)	4,556,896	997
Global Bio-Chemical Technology Group	2,593,300	528
GOME Electrical Appliances Holding (A)(B)	7,225,620	1,675
Haier Electronics Group*	1,164,300	1,042

2	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Huabao International Holdings (A)	1,144,901	$585
Lenovo Group	1,304,552	870
NWS Holdings	439,603	647
Shanghai Industrial Holdings	335,000	929
Shenzhen International Holdings	1,279,566	84
Shenzhen Investment (A)	1,064,908	191
Sinolink Worldwide Holdings	1,610,532	120
SJM Holdings	619,405	1,011
TCL Communication Technology Holdings	209,000	94
TPV Technology (A)	741,890	136
Vinda International Holdings (A)	2,383,276	3,059
Xinyi Glass Holdings (A)	4,535,744	2,605
Yuexiu Real Estate Investment (D)	266,538	118

		50,024

Hungary — 0.2%
EGIS Pharmaceuticals	1,778	130
MOL Hungarian Oil and Gas (A)	8,371	599
OTP Bank	14,249	189
Richter Gedeon	2,258	318

		1,236

India — 5.4%
Allahabad Bank	169,316	366
Andhra Bank	262,637	395
Bajaj Holdings and Investment	12,648	162
Ballarpur Industries	1,280,290	446
Bank of Baroda	59,757	749
Bank of India	112,650	565
Cadila Healthcare	63,632	844
Cairn India*	510,361	3,020
Canara Bank	73,226	503
Chambal Fertilizers & Chemicals	146,497	209
Corporation Bank	14,494	96
DEN Networks*	158,272	144
Divi’s Laboratories	97,994	1,433
Exide Industries	177,363	351
Glenmark Pharmaceuticals	37,650	208
Godrej Consumer Products	89,800	652
Grasim Industries	9,116	427
Gujarat Mineral Development	64,700	197
Gujarat State Petronet	452,300	662
HCL Technologies	160,353	1,171
HDFC Bank ADR	29,100	765
Hindustan Petroleum	141,930	676
ICICI Bank	18,500	239
ICICI Bank ADR	110,824	2,929
Idea Cellular*	345,005	535
India Cements	1,057,082	1,313
Indiabulls Financial Services	190,385	494
Indian Bank	128,703	448
Infosys	19,752	1,029
Jubilant Life Sciences	195,150	663
Mahanagar Telephone Nigam*	507,220	218
Mahindra & Mahindra	148,496	1,907
Mahindra & Mahindra GDR	90,300	1,151
Mangalore Refinery & Petrochemicals	75,141	73
McLeod Russel India	20,755	74

Description	Shares	Market Value ($ Thousands)

NCC	213,519	$134
NMDC	206,590	626
Oil & Natural Gas	197,332	953
Oil India	2,670	60
Oriental Bank of Commerce	209,940	776
Patni Computer Systems*	34,236	288
Petronet LNG	153,259	450
Power Finance	207,206	539
Prestige Estates Projects	220,000	295
Reliance Industries	215,850	2,817
Reliance Industries GDR (G)	56,235	1,496
Reliance Infrastructure	39,840	256
Rolta India	385,920	410
Rural Electrification	200,998	582
Shriram Transport Finance	176,808	1,401
State Bank of India	48,094	1,466
State Bank of India GDR (G)	11,500	701
Steel Authority of India	245,270	376
Sterlite Industries India	52,870	89
Sterlite Industries India ADR	45,590	316
Syndicate Bank	205,445	265
Tata Chemicals	85,068	501
Triveni Engineering & Industries	142,252	34
Ultratech Cement	3,611	79
United Phosphorus	232,450	555
Vijaya Bank	264,940	226
Welspun	141,043	223

		41,028

Indonesia — 2.8%
AKR Corporindo	3,280,000	1,094
Aneka Tambang	3,421,894	611
Astra Agro Lestari	229,881	550
Astra International	248,580	2,029
Bank Bukopin	1,549,488	99
Bank Mandiri	476,434	355
Bank Negara Indonesia Persero	2,099,275	880
Bank Rakyat Indonesia Persero	6,724,015	5,005
Charoen Pokphand Indonesia	1,163,184	276
Global Mediacom (B)	5,653,688	617
Gudang Garam	65,616	449
Harum Energy	681,600	515
Indo Tambangraya Megah	86,500	369
Indocement Tunggal Prakarsa	613,500	1,154
Indofood CBP Sukses Makmur	735,515	422
Indosat	1,341,000	836
Japfa Comfeed Indonesia	352,631	149
Kalbe Farma	814,846	305
Medco Energi Internasional	3,086,500	825
Perusahaan Perkebunan London Sumatra Indonesia	2,009,617	499
Sampoerna Agro	282,000	92
Tambang Batubara Bukit Asam	530,500	1,015
Telekomunikasi Indonesia	1,129,455	878
United Tractors	812,071	2,360
Vale Indonesia	532,000	188

		21,572

Ireland — 0.1%
Kenmare Resources*	1,241,000	887

3	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Israel — 0.3%
Israel Chemicals (C)	200,812	$2,084

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan GDR*	342,065	1,662
KazMunaiGas Exploration Production GDR	35,695	534
Zhaikmunai L.P. GDR*	109,223	1,060

		3,256

Macau — 0.1%
Sands China*	342,000	967

Malaysia — 2.2%
Affin Holdings	96,100	93
AMMB Holdings	29,200	55
Axiata Group	2,117,294	3,433
Berjaya Sports Toto	63,667	88
Boustead Holdings	66,800	122
British American Tobacco Malaysia	11,289	178
Dialog Group	221,900	184
DRB-Hicom	710,672	457
Gamuda	1,071,183	1,146
Genting Malaysia	623,879	754
Hong Leong Financial Group	63,000	232
IOI	100,415	170
KLCC Property Holdings	106,600	106
Kuala Lumpur Kepong	115,400	826
Kulim Malaysia	164,700	219
Lafarge Malayan Cement	107,400	237
Malayan Banking	746,454	2,020
Malaysia Building Society	159,279	95
Malaysian Bulk Carriers	63,026	31
Media Prima	86,747	71
Multi-Purpose Holdings	318,124	268
Parkson Holdings	205,084	366
Petronas Dagangan	36,412	205
Pharmaniaga*	1,161	—
SapuraCrest Petroleum	150,755	219
Telekom Malaysia	590,976	925
Tenaga Nasional	888,158	1,653
Top Glove	876,428	1,382
Tradewinds Malaysia	18,350	58
UEM Land Holdings*	1,121,400	856
UMW Holdings	132,800	293

		16,742

Mexico — 4.2%
Alfa, Cl A	110,015	1,199
America Movil ADR, Ser L	96,745	2,186
America Movil, Ser L	2,320,456	2,624
Arca Continental	19,186	82
Cemex ADR* (A)	194,810	1,050
Consorcio ARA	869,100	240
Desarrolladora Homex ADR*	87,104	1,470
Empresas ICA ADR*	86,480	413

Description	Shares	Market Value ($ Thousands)

Fomento Economico Mexicano ADR	38,617	$2,692
Genomma Lab Internacional, Cl B*	1,678,252	3,236
GEO*	1,798,630	2,221
Gruma, Cl B*	143,731	270
Grupo Bimbo, Ser A	1,052,081	2,149
Grupo Financiero Banorte, Cl O	901,117	2,728
Grupo Mexico, Ser B	541,597	1,424
Grupo Modelo	357,200	2,252
Grupo Televisa	172,086	725
Grupo Televisa ADR	100,625	2,119
Industrias, Cl B*	15,215	51
Kimberly-Clark de Mexico, Cl A	241,000	1,311
OHL Mexico*	365,819	564
Urbi Desarrollos Urbanos*	320,214	364
Wal-Mart de Mexico, Ser V	263,235	722

		32,092

Netherlands — 0.1%
VimpelCom ADR	119,780	1,134

Norway — 0.1%
Opera Software	155,661	759

Peru — 0.4%
BBVA Banco Continental	75,231	154
Cia de Minas Buenaventura ADR	22,200	851
Credicorp	12,900	1,412
Intergroup Financial*	7,072	182
Sociedad Minera Cerro Verde*	6,242	225

		2,824

Philippines — 0.5%
Energy Development (C)	6,098,328	876
International Container Terminal Services (C)	969,204	1,173
SM Investments (C)	106,344	1,415
Universal Robina (C)	449,764	493

		3,957

Poland — 0.7%
Asseco Poland	60,859	859
Bank Pekao	12,690	522
Grupa Lotos*	99,782	677
Jastrzebska Spolka Weglowa*	13,034	319
KGHM Polska Miedz	25,235	813
Polski Koncern Naftowy Orlen	116,755	1,153
Powszechna Kasa Oszczednosci Bank Polski	66,187	619
Powszechny Zaklad Ubezpieczen	2,565	231

		5,193

Portugal — 0.2%
Jeronimo Martins*	87,386	1,451

Russia — 7.0%
Alliance Oil*	238,200	2,980
Gazprom ADR	830,490	8,870

4	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Globaltrans Investment GDR (A)(G)	197,224	$2,712
LSR Group GDR	157,621	532
Lukoil ADR	120,103	6,389
Magnit GDR	133,298	2,821
Magnitogorsk Iron & Steel Works GDR	85,534	416
Mail.ru Group GDR*	62,123	1,615
MMC Norilsk Nickel ADR	78,848	1,207
Mobile Telesystems ADR	220,953	3,244
NovaTek GDR	9,318	1,167
Pharmstandard GDR*	52,854	745
Rosneft Oil GDR (G)	366,887	2,423
Sberbank of Russia ADR*	748,717	7,450
Severstal GDR	65,207	743
Surgutneftegas ADR	63,689	502
Tatneft ADR	20,285	600
TMK GDR	221,776	1,996
Uralkali GDR	74,894	2,696
VTB Bank GDR	660,056	2,383
X5 Retail Group GDR*	93,056	2,125

		53,616

Singapore — 0.1%
China Yuchai International	36,608	505
Yangzijiang Shipbuilding Holdings	854,801	600

		1,105

South Africa — 6.8%
ABSA Group	136,322	2,381
African Bank Investments	196,487	835
Anglo American Platinum (A)	35,665	2,350
ArcelorMittal South Africa	107,991	917
AVI	58,555	288
Barloworld	427,652	3,980
Coronation Fund Managers	29,871	84
Exxaro Resources	196,305	4,085
FirstRand	275,398	707
Fountainhead Property Trust	90,529	77
Harmony Gold Mining	69,906	823
Impala Platinum Holdings	73,396	1,521
Imperial Holdings	58,429	894
Investec	136,590	746
JD Group	161,620	971
Kumba Iron Ore	15,212	942
Liberty Holdings	55,045	542
Life Healthcare Group Holdings	277,013	708
Mondi	131,379	932
Mr Price Group	161,650	1,598
MTN Group	499,509	8,893
Murray & Roberts Holdings	328,970	1,045
Naspers, N Shares	15,428	675
Netcare	187,103	312
Remgro	4,817	71
RMB Holdings	157,790	534
Sanlam	292,611	1,046
Sappi	208,327	614
Sasol	27,111	1,294
Sasol ADR	21,275	1,008
Shoprite Holdings	109,697	1,851
Standard Bank Group	477,871	5,845
Telkom	161,180	580

Description	Shares	Market Value ($ Thousands)

Vodacom Group	90,735	$1,000
Woolworths Holdings	361,664	1,747

		51,896

South Korea — 13.4%
BS Financial Group* (C)	160,748	1,543
CJ* (C)	7,393	495
CrucialTec* (C)	748	9
Daelim Industrial* (C)	8,993	703
Daesang* (C)	25,030	350
Daewoo Shipbuilding & Marine
Engineering* (C)	27,821	588
Daishin Securities (C)	35,712	328
Daou Technology* (C)	20,537	184
Daum Communications* (C)	13,360	1,394
Dongbu Insurance (C)	46,006	2,138
Dongkuk Steel Mill*	23,533	420
E-Mart* (C)	2,488	602
Grand Korea Leisure (C)	42,280	669
GS Home Shopping* (C)	3,442	347
Halla Climate Control* (C)	18,003	341
Hana Financial Group (C)	18,320	568
Hite Jinro* (C)	48,619	1,063
Honam Petrochemical* (C)	4,321	1,117
Hyundai Department Store* (C)	558	79
Hyundai Development* (C)	56,230	822
Hyundai Hysco* (C)	20,854	637
Hyundai Mobis* (C)	14,606	3,711
Hyundai Motor* (C)	23,267	4,310
Industrial Bank of Korea* (C)	56,520	614
KB Financial Group*	88,667	2,794
KB Financial Group ADR	50,265	1,575
KCC	6,396	1,587
Kia Motors* (C)	15,434	896
Korea Electric Power* (C)	67,960	1,509
Korea Exchange Bank (C)	283,130	1,809
Korea Zinc* (C)	2,158	570
KP Chemical* (C)	36,230	445
KT* (C)	8,060	250
KT ADR (A)	189,420	2,963
KT&G*	32,947	2,328
LG* (C)	16,357	873
LG Chem* (C)	8,077	2,227
LG Display ADR	56,740	597
LG Electronics* (C)	31,093	2,012
LG Fashion* (C)	34,310	1,205
LG Uplus* (C)	6,251	40
Lock & Lock* (C)	22,580	753
Lotte Chilsung Beverage* (C)	1,035	1,317
Lotte Confectionery* (C)	805	1,194
Mirae Asset Securities (C)	30,520	838
Neowiz Games* (C)	18,718	703
Nong Shim* (C)	6,492	1,312
Partron (C)	38,633	485
POSCO	3,690	1,217
POSCO ADR	27,028	2,219
Samsung Electronics (C)	29,141	26,805
Samsung Engineering* (C)	8,004	1,402
Samsung Fire & Marine Insurance (C)	1,561	286
Samsung Heavy Industries* (C)	14,722	358
Samsung Life Insurance (C)	13,900	977

5	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Shinhan Financial Group* (C)	161,859	$5,597
Shinsegae* (C)	6,838	1,456
SK C&C* (C)	6,037	614
SK Chemicals* (C)	14,140	788
SK Holdings* (C)	7,261	763
SK Innovation* (C)	3,862	477
SK Telecom (C)	8,626	1,061
SK Telecom ADR	177,229	2,412
STX Offshore & Shipbuilding* (C)	4,101	40
Taekwang Industrial* (C)	109	117
Tong Yang Life Insurance (C)	25,138	319
Woongjin Coway* (C)	43,980	1,400
Yuhan* (C)	10,422	1,154

		102,776

Taiwan — 8.6%
Advantech	116,574	323
Asustek Computer	137,740	980
AU Optronics	627,000	269
AU Optronics ADR	168,000	726
Catcher Technology	180,000	835
Chicony Electronics	136,317	224
Chinatrust Financial Holding	1,573,462	982
Chunghwa Telecom	420,056	1,387
Chunghwa Telecom ADR	34,040	1,133
Compal Electronics	402,000	401
Coretronic	363,000	246
E Ink Holdings	1,542,186	2,012
Epistar	445,000	945
Evergreen Marine Taiwan	2,714,708	1,372
Far Eastern New Century	490,107	569
Farglory Land Development	429,834	674
Formosa Chemicals & Fibre	148,321	391
Formosa Taffeta	88,000	82
Fubon Financial Holding	1,348,662	1,428
Highwealth Construction	201,952	290
Hon Hai Precision Industry	2,013,305	5,512
HTC	253,794	4,166
Huaku Development	149,742	303
Hung Poo Real Estate Development	596,727	394
KGI Securities	959,631	342
Lite-On Technology	826,745	931
MediaTek	78,030	715
Merida Industry	684,000	1,428
Nan Ya Printed Circuit Board	610,049	1,239
Novatek Microelectronics	276,000	692
Pegatron	438,738	477
Phison Electronics	168,000	1,013
Pou Chen	923,000	758
Powertech Technology	550,500	1,165
President Chain Store	215,000	1,172
Radiant Opto-Electronics	585,920	1,674
Siliconware Precision Industries	707,000	633
Siliconware Precision Industries ADR	27,080	118
Silitech Technology	74,885	170
Simplo Technology	190,268	1,112
SinoPac Financial Holdings	4,178,006	1,272
Soft-World International	122,027	216
Synnex Technology International	735,783	1,776
Taishin Financial Holding	3,125,220	1,084

Description	Shares	Market Value ($ Thousands)

Taiwan Fertilizer	232,254	$541
Taiwan Semiconductor Manufacturing	2,390,656	5,985
Taiwan Semiconductor Manufacturing ADR	353,362	4,562
Tatung*	1,152,428	290
Teco Electric and Machinery	551,000	325
Transcend Information	369,640	967
Tripod Technology	894,802	2,157
TSRC	190,300	467
TXC	389,424	446
U-Ming Marine Transport	346,000	512
Unimicron Technology	383,000	450
United Microelectronics	4,588,312	1,924
United Microelectronics ADR	544,480	1,165
Wan Hai Lines	102,900	50
Winbond Electronics*	281,631	39
Yageo	1,542,349	399
Yang Ming Marine Transport	503,800	201
Young Fast Optoelectronics	290,723	597
Yuanta Financial Holding	1,508,399	770

		65,478

Thailand — 2.0%
Airports of Thailand	708,700	1,011
Bangkok Bank	503,500	2,450
Bangkok Bank Foreign	336,800	1,751
Bangkok Bank NVDR	517,278	2,517
Bumrungrad Hospital	299,838	442
CP ALL	303,491	498
Kasikornbank	112,800	445
Kasikornbank NVDR	337,300	1,304
Kiatnakin Bank	51,744	52
Krung Thai Bank	535,700	253
Krung Thai Bank NVDR	961,970	454
Minor International	2,621,600	931
PTT	109,800	1,107
PTT Exploration & Production	241,139	1,288
Siam Cement NVDR	68,700	681
Siam Makro	11,743	89

		15,273

Turkey — 2.0%
Arcelik	60,173	195
Asya Katilim Bankasi*	393,780	332
Bizim Toptan Satis Magazalari	108,602	1,081
Cimsa Cimento Sanayi VE Tica	10,044	40
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	151
Emlak Konut Gayrimenkul Yatirim
Ortakligi (D)	500,050	516
Ford Otomotiv Sanayi	102,935	834
Gubre Fabrikalari*	82,848	498
Koza Altin Isletmeleri	53,700	714
Tekfen Holding	496,255	1,403
Tofas Turk Otomobil Fabrikasi	361,595	1,133
Tupras Turkiye Petrol Rafinerileri	37,895	803
Turk Ekonomi Bankasi*	356,703	272
Turk Telekomunikasyon	35,902	133
Turkcell Iletisim Hizmetleri	162,430	764
Turkcell Iletisim Hizmetleri ADR	56,235	661

6	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

Description	Shares	Market Value ($ Thousands)

Turkiye Garanti Bankasi	678,037	$2,118
Turkiye Is Bankasi, Cl C	833,324	1,461
Turkiye Sinai Kalkinma Bankasi	646,330	626
Turkiye Sise ve Cam Fabrikalari	852,095	1,286
Ulker Biskuvi Sanayi	81,891	234

		15,255

United Arab Emirates — 0.1%
Dragon Oil	106,235	756

United Kingdom — 1.3%
Afren*	966,622	1,287
African Barrick Gold	93,920	670
Anglo American ADR	40,940	743
Antofagasta	40,442	764
BG Group	70,200	1,502
Fresnillo	31,400	745
JKX Oil & Gas	131,600	278
Tullow Oil	141,509	3,083
Vedanta Resources	34,512	544

		9,616

United States — 0.9%
Avon Products	173,400	3,029
NII Holdings*	102,808	2,190
Yahoo!*	93,500	1,508

		6,727

Total Common Stock (Cost $774,554) ($ Thousands)		697,550

PREFERRED STOCK — 4.9%

Brazil — 4.9%
Banco do Estado do
Rio Grande do Sul	199,265	2,137
Bradespar	36,679	623
Brasil Telecom	31,977	187
Cia Brasileira de Distribuicao
Grupo Pao de Acucar	4	—
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR (A)	63,860	2,326
Cia de Bebidas das
Americas ADR	108,257	3,907
Cia de Tecidos do Norte de
Minas - Coteminas	147,032	289
Cia Energetica de Minas Gerais	44,260	789
Cia Vale do Rio Doce ADR, Cl B	1,393	29
Eletropaulo Metropolitana
Eletricidade de Sao Paulo, Cl B	28,941	566
Gerdau	16,500	128
Itau Unibanco Holding	156,591	2,854
Itau Unibanco Holding ADR	142,052	2,636
Klabin	230,419	988
Marcopolo	409,100	1,555
Metalurgica Gerdau, Cl A	78,280	752
Petroleo Brasileiro	158,542	1,827
Petroleo Brasileiro ADR, Cl A	313,649	7,368
Randon Participacoes	374,862	1,712
Suzano Papel e Celulose	101,340	366
Vale, Cl A	117,504	2,383

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vale ADR, Cl B	200,384	$4,128

		37,550

Colombia — 0.0%
Grupo de Inversiones Suramericana*	7,585	129

Total Preferred Stock (Cost $37,949) ($ Thousands)		37,679

EXCHANGE TRADED FUND — 1.2%

United States — 1.2%
iShares MSCI Emerging Markets Index Fund	235,955	8,952

Total Exchange Traded Fund (Cost $9,359) ($ Thousands)		8,952

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997	$8	—
0.000%, 09/30/49 (E)

Total Debenture Bond (Cost $0) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 4.2%

United States — 4.2%
SEI Liquidity Fund, L.P.
0.140%**† (F)	32,990,847	32,004

Total Affiliated Partnership (Cost $32,991) ($ Thousands)		32,004

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime
Obligation Fund, Cl A
0.010%**†	6,935,784	6,936

Total Cash Equivalent (Cost $6,936) ($ Thousands)		6,936

Total Investments — 102.4% (Cost $861,789) ($ Thousands) ‡		$783,121

Percentages are based on a Net Assets of $764,912 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $31,574 ($ Thousands).

(B)	Securities considered illiquid. The total market value of such securities as of December 31, 2011 was $2,850 ($ Thousands) and represented 0.4% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2011 was $94,685 ($ Thousands) and represented 12.4% of Net Assets.

(D)	Real Estate Investment Trust.

7	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

December 31, 2011

(E)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2011.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $32,004 ($ Thousands).

(G)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $861,789 ($ Thousands), and the unrealized appreciation and depreciation were $53,022 ($ Thousands) and $(131,690) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$602,865	$93,915	$770	$697,550
Preferred Stock	37,679	—	—	37,679
Exchange Traded Fund	8,952	—	—	8,952
Debenture Bond	—	—	—	—
Affiliated Partnership	—	32,004	—	32,004
Cash Equivalent	6,936	—	—	6,936

Total Investments in Securities	$656,432	$125,919	$770	$783,121

For the period ended December 31, 2011, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market- based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Investments in Common Stock
Beginning balance as of October 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	770
Transfer out of Level 3	—

Ending balance as of December 31, 2011	$770

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

For the period ended December 31, 2011, there were significant transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 90.0%

Australia — 1.8%
Fairfax Media Group
6.250%, 06/15/12	EUR	250	$322
Government of Australia, Ser 122
5.250%, 03/15/19		1,155	1,316
Government of Australia, Ser 20CI
6.038%, 08/20/20		200	381
Government of Australia, Ser 25CI
3.206%, 09/20/25		640	845
New South Wales Treasury, Ser 13
5.250%, 05/01/13		980	1,025
Optus Finance Pty MTN
3.500%, 09/15/20	EUR	200	262
Queensland Treasury, Ser 17
6.000%, 09/14/17		1,630	1,809
Suncorp-Metway MTN
4.000%, 01/16/14	GBP	550	906
Westpac Banking MTN
4.250%, 09/22/16	EUR	350	472
0.820%, 09/10/14 (A)(B)		750	754
WT Finance
3.625%, 06/27/12	EUR	450	587

			8,679

Austria — 0.1%
Republic of Austria MTN
3.900%, 07/15/20		75	104
Republic of Austria, Ser 97-6
6.250%, 07/15/27		225	390

			494

Belgium — 1.0%
Anheuser-Busch InBev
5.375%, 01/15/20		450	528
Anheuser-Busch InBev
Worldwide MTN
8.625%, 01/30/17		200	333
Barry Callebaut Services
5.375%, 06/15/21		300	391
Dexia Funding
4.892%, 11/30/49 (A)		200	32
Fortis Bank
4.625%, 10/24/49 (A)		200	153
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		200	285
Kingdom of Belgium, Ser 47
3.250%, 09/28/16		1,325	1,724
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		465	597
Kingdom of Belgium, Ser 58
3.750%, 09/28/20		406	517

			4,560

Brazil — 0.2%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	USD	150	170
5.750%, 10/27/21 (B)	USD	650	675

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Petrobras International
Finance MTN
6.250%, 12/14/26		200	$320

			1,165

Canada — 4.1%
Bank of Montreal
2.625%, 01/25/16 (B)		250	258
Bell Canada MTN
5.000%, 02/15/17		270	290
CDP Financial
4.400%, 11/25/19 (B)	USD	850	922
Export Development
Canada MTN
2.375%, 03/19/12	USD	800	803
Government of Canada
5.750%, 06/01/33		1,300	1,963
5.000%, 06/01/37		1,300	1,866
4.250%, 06/01/18		715	819
4.000%, 06/01/17		3,020	3,370
3.500%, 06/01/20		4,305	4,757
3.250%, 06/01/21		2,000	2,184
Nexen
6.200%, 07/30/19	USD	275	320
Province of British Columbia
Canada
3.250%, 12/18/21		1,150	1,171
Royal Bank of Canada,
Ser 2 MTN
4.625%, 01/22/18	EUR	252	369
Toronto-Dominion Bank
2.200%, 07/29/15 (B)	USD	540	553
Xstrata Finance Canada MTN
5.250%, 06/13/17	EUR	150	208

			19,853

Colombia — 0.1%
Ecopetrol
7.625%, 07/23/19 (B)	USD	237	286

Czech Republic — 0.1%
Government of Czech
Republic, Ser 51
4.000%, 04/11/17		8,050	431

Denmark — 1.8%
Danske Bank MTN
4.875%, 06/11/13	EUR	150	204
4.125%, 11/26/19	EUR	290	407
DONG Energy MTN
6.500%, 05/07/19		245	382
FIH Erhvervsbank MTN
2.125%, 03/21/13		1,000	1,312
2.000%, 06/12/13 (B)	USD	625	634
Guaranteed Funding, Ser 2009-1
2.319%, 02/11/13		300	394

1	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Kingdom of Denmark
4.000%, 11/15/12		5,416	$978
4.500%, 11/15/39		1,300	340
4.000%, 11/15/17		7,315	1,499
3.125%, 03/17/14	EUR	500	679
3.000%, 11/15/21		8,650	1,693

			8,522

Finland — 0.5%
Government of Finland
4.375%, 07/04/19		225	335
3.875%, 09/15/17		350	506
3.500%, 04/15/21		1,290	1,838

			2,679

France — 7.9%
Arkema
4.000%, 10/25/17		200	255
AXA MTN
5.250%, 04/16/40 (A)		600	568
BNP Paribas Capital Trust VI
5.868%, 01/16/49 (A)		1,150	1,185
BNP Paribas Home Loan SFH MTN
2.500%, 06/09/15		100	128
Caisse de Refinancement del’Habitat
4.500%, 10/25/17		160	222
4.000%, 04/25/18		160	216
3.300%, 09/23/22		170	208
Cie de Financement Foncier MTN
4.625%, 09/23/17		95	131
4.125%, 10/25/17		220	295
2.500%, 09/16/15 (B)	USD	800	774
Cie de St-Gobain MTN
6.000%, 05/20/13		50	68
1.777%, 04/11/12 (A)		350	454
Credit Agricole Home Loan SFH MTN
3.500%, 06/14/18		200	261
3.500%, 07/21/14		200	265
2.875%, 09/09/16		100	128
Credit Logement
2.573%, 03/29/49 (A)(C)		350	223
2.026%, 12/15/49 (A)(C)		150	105
Dexia Municipal Agency
3.750%, 05/18/16		225	284
EDF
6.500%, 01/26/19 (B)	USD	250	283
5.500%, 10/17/41		300	477
4.000%, 11/12/25		150	192
Eutelsat
5.000%, 01/14/19		200	262

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Government of France
5.000%, 10/25/16		1,460	$2,150
4.750%, 10/25/12		2,500	3,365
4.750%, 04/25/35		60	91
4.500%, 04/25/41		1,060	1,576
4.000%, 04/25/13		400	544
3.500%, 04/25/20		740	1,005
3.250%, 10/25/21		7,665	10,013
3.000%, 10/25/15		4,175	5,680
HSBC France MTN
4.875%, 01/15/14		250	340
Iliand
4.875%, 06/01/16		300	391
RCI Banque
3.400%, 04/11/14 (B)	USD	250	244
Safran
4.000%, 11/26/14		250	329
Societe Financement del’Economie Francaise
3.375%, 05/05/14 (B)	USD	905	926
2.125%, 01/30/12 (B)	USD	2,430	2,432
Societe Fonciere Lyonnaise
4.625%, 05/25/16 (D)		300	366
Societe Generale MTN
1.645%, 06/07/17 (A)		200	223
Societe Generale SCF MTN
4.000%, 07/07/16		650	877
Vivendi MTN
7.750%, 01/23/14		250	357

			37,893

Germany — 14.4%
Bayerische Landesbank MTN
4.500%, 02/07/19 (A)		350	295
2.750%, 01/23/12		750	975
Bundesobligation Inflation Linked Bond
2.250%, 04/15/13		6,528	8,810
Bundesobligation, Ser 159
2.000%, 02/26/16		1,720	2,360
Bundesrepublik Deutschland
3.250%, 07/04/21		7,750	11,366
3.000%, 07/04/20		2,450	3,528
2.500%, 01/04/21		2,402	3,328
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		340	639
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34		1,275	2,294
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15		25	36
Bundesrepublik Deutschland, Ser 05
3.500%, 01/04/16		2,060	2,985
Bundesrepublik Deutschland, Ser 07
4.000%, 01/04/18		350	531

2	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40		1,680	$3,216
4.250%, 07/04/18		125	193
Bundesrepublik Deutschland, Ser 09
3.250%, 01/04/20		360	527
Bundesschatzanweisungen
1.000%, 03/16/12		1,350	1,755
1.000%, 12/14/12		4,600	6,027
0.250%, 12/13/13		6,850	8,908
Commerzbank
2.750%, 01/13/12		325	422
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20		1,219	1,825
Deutsche Postbank MTN
3.750%, 02/12/14		800	1,090
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14		390	505
Eurohypo MTN
2.875%, 01/19/16		160	213
HSH Nordbank MTN
2.750%, 01/20/12		1,075	1,397
K+S
5.000%, 09/24/14		350	488
Kreditanstalt fuer Wiederaufbau MTN
4.750%, 08/12/15	SEK	6,000	955
4.375%, 10/11/13		1,050	1,447
3.875%, 01/21/19		575	828
3.375%, 08/30/17	CHF	370	450
3.125%, 02/25/14		540	733
Landesbank Berlin MTN
5.875%, 11/25/19	GBP	300	343
Landwirtschaftliche Rentenbank
3.250%, 03/12/14		375	509
Munich
7.625%, 06/21/28 (A)		110	192

			69,170

Ireland — 0.2%
Bank of Ireland MTN
4.625%, 04/08/13		195	219
1.058%, 02/15/12 (A)	GBP	500	748
GE Capital UK Funding MTN
4.125%, 09/28/17	GBP	110	179
Iberdrola Finance Ireland
5.000%, 09/11/19 (B)	USD	240	234

			1,380

Italy — 4.5%
Enel Finance International
3.875%, 10/07/14 (B)	USD	350	341
Fiat Industrial Finance Europe MTN
6.250%, 03/09/18		250	279

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Intesa Sanpaolo MTN
6.375%, 11/12/17 (A)	GBP	300	$377
4.375%, 08/16/16		730	890
3.750%, 11/23/16		400	465
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/27		500	613
6.000%, 05/01/31		500	573
5.250%, 08/01/17		625	775
5.000%, 09/01/40		1,755	1,793
4.750%, 09/01/21		3,250	3,647
4.500%, 03/01/19		400	459
4.250%, 10/15/12		585	759
4.250%, 08/01/14		1,405	1,779
4.250%, 02/01/15		2,325	2,907
4.000%, 09/01/20		1,655	1,790
3.750%, 12/15/13		515	654
3.750%, 03/01/21		670	713
3.000%, 06/15/15		985	1,173
Pirelli & C
5.125%, 02/22/16		500	624
Telecom Italia Capital
6.175%, 06/18/14	USD	300	289
UniCredit MTN
6.375%, 10/16/18 (A)	GBP	100	108
4.500%, 09/22/19		400	382
Unione di Banche Italiane MTN
4.500%, 02/22/16		200	248

			21,638

Japan — 22.2%
eAccess
8.250%, 04/01/18 (B)(E)	USD	116	110
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13		447,300	5,878
Government of Japan 5 Year Bond, Ser 95
0.600%, 03/20/16		313,950	4,131
Government of Japan 10 Year Bond, Ser 256
1.400%, 12/20/13		170,000	2,264
Government of Japan 10 Year Bond, Ser 275
1.400%, 12/20/15		626,600	8,501
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16		470,000	6,512
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17		1,187,950	16,543
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18		466,600	6,374
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19		235,300	3,252
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/20		1,076,800	14,581

3	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 316
1.100%, 06/20/21		160,000	$2,108
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20		614,450	9,108
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27		582,300	8,153
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29		39,000	527
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29		950,000	13,195
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38		103,250	1,497
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/39		171,750	2,442
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/40		117,000	1,552
Japan Finance Organization for Municipalities
4.500%, 05/27/14	EUR	450	623
ORIX
4.710%, 04/27/15	USD	151	156

			107,507

Malaysia — 0.5%
Government of Malaysia
5.734%, 07/30/19		900	325
4.262%, 09/15/16		4,600	1,510
Petronas Capital
5.250%, 08/12/19 (B)	USD	410	460

			2,295

Mexico — 1.3%
America Movil MTN
4.125%, 10/25/19		250	335
Mexican Bonos, Ser M
6.500%, 06/10/21		35,000	2,504
Mexican Bonos, Ser M10
8.500%, 12/13/18		20,540	1,687
7.750%, 12/14/17		11,045	867
Mexican Bonos, Ser MI10
9.000%, 12/20/12		10,000	746

			6,139

Netherlands — 4.8%
ABN Amro Bank MTN
3.750%, 07/15/14		750	1,020
Allianz Finance II
6.125%, 05/31/22 (A)		1,000	1,267
Boats Investments MTN
11.000%, 03/31/17		386	305
Cooperatieve Centrale Raiffeisen- Boerenleenbank MTN
4.125%, 01/12/21		230	307

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Daimler International Finance
2.125%, 12/10/13		100	$156
Deutsche Telekom International Finance
6.000%, 07/08/19		227	261
Deutsche Telekom International Finance MTN
6.500%, 04/08/22	GBP	90	164
E.ON International Finance
5.800%, 04/30/18 (B)	USD	150	171
Fortis Bank Nederland MTN
3.000%, 04/17/12		520	679
Government of Netherlands
4.500%, 07/15/17		2,360	3,530
4.000%, 07/15/18		1,025	1,508
4.000%, 01/15/37		935	1,543
3.500%, 07/15/20		485	698
3.250%, 07/15/15		520	729
ING Bank MTN
3.375%, 03/03/14		500	678
3.000%, 09/30/14		125	167
1.170%, 05/23/16 (A)	USD	450	365
ING Groep MTN
4.750%, 05/31/17		500	643
ING Verzekeringen
3.268%, 06/21/21 (A)		960	1,049
LeasePlan MTN
3.250%, 05/22/14		1,040	1,412
3.125%, 02/10/12		500	651
Linde Finance MTN
3.875%, 06/01/21		450	620
NIBC Bank MTN
3.500%, 04/07/14		650	885
OI European Group
6.875%, 03/31/17		150	196
Rabobank Nederland
4.125%, 04/04/12		1,250	1,633
4.125%, 07/14/25		375	490
RWE Finance MTN
5.000%, 02/10/15		500	710
SNS Bank MTN
3.500%, 03/10/14		500	680
1.635%, 04/27/12 (A)		400	623
UPCB Finance
7.625%, 01/15/20		250	320
Volkswagen MTN
5.625%, 02/09/12		150	196

			23,656

Norway — 0.6%
DnB Bank MTN
4.500%, 05/29/14	EUR	200	271
1.677%, 05/30/17 (A)	EUR	425	539
DnB Boligkreditt MTN
2.750%, 04/20/15	EUR	625	833
2.500%, 10/18/16	EUR	280	367
Government of Norway
4.500%, 05/22/19		1,150	221
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/16		170	221

4	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Yara International
7.875%, 06/11/19 (B)	USD	410	$503

			2,955

Poland — 0.2%
Republic of Poland
5.125%, 04/21/21		135	137
5.000%, 04/25/16		2,100	606
4.000%, 03/23/21		250	297

			1,040

Qatar — 0.1%
State of Qatar
4.500%, 01/20/22 (B)		390	402

Russia — 0.5%
AK Transneft Via TransCapitalInvest
7.700%, 08/07/13	USD	354	381
Gazprom Via Gaz Capital MTN
6.580%, 10/31/13	GBP	150	242
5.364%, 10/31/14		200	268
Gazprom Via RBS MTN
9.625%, 03/01/13	USD	390	415
Novatek Finance
5.326%, 02/03/16	USD	230	232
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18 (B)	USD	335	357
Severstal Via Steel Capital
9.750%, 07/29/13 (B)(C)	USD	285	304
Vimpel Communications Via VIP Finance Ireland
6.493%, 02/02/16 (B)	USD	230	215

			2,414

Singapore — 0.6%
DBS Bank
0.681%, 05/16/17 (A)(B)	USD	525	513
Government of Singapore
4.000%, 09/01/18		1,070	974
3.500%, 03/01/27		650	575
3.125%, 09/01/22		275	238
Singapore Treasury Bill, Ser 91
0.274%, 01/26/12 (F)		1,000	771

			3,071

South Africa — 1.1%
Republic of South Africa, Ser R203
8.250%, 09/15/17		39,605	5,101

South Korea — 0.0%
Korea National Oil
4.000%, 10/27/16 (B)		200	205

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria
4.250%, 03/30/15		800	$1,029
4.125%, 01/13/14		300	387
Banco Santander
4.625%, 01/20/16		300	389
Bankia
4.250%, 05/25/18		150	172
CaixaBank
5.125%, 04/27/16		200	260
Government of Spain
5.500%, 04/30/21		1,495	1,983
4.750%, 07/30/14		925	1,235
4.700%, 07/30/41		665	720
4.600%, 07/30/19		155	201
4.000%, 04/30/20		150	185
3.300%, 10/31/14		475	613
Instituto de Credito Oficial MTN
2.375%, 03/04/13 (B)	USD	200	196
Santander Issuances, Ser 24
7.300%, 07/27/19 (A)	GBP	400	519
Telefonica Emisiones SAU MTN
4.750%, 02/07/17		100	128
4.375%, 02/02/16		375	481
3.661%, 09/18/17		150	178

			8,676

Supra-National — 1.1%
European Investment Bank MTN
3.500%, 04/15/16	EUR	1,975	2,709
European Union MTN
3.250%, 04/04/18	EUR	850	1,157
Inter-American Development Bank
9.750%, 05/15/15	GBP	750	1,467
International Bank for Reconstruction & Development MTN
3.875%, 05/20/19	EUR	115	167

			5,500

Sweden — 1.4%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		5,970	989
Kingdom of Sweden, Ser 1047
5.000%, 12/01/20		8,700	1,634
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		5,050	830
Kingdom of Sweden, Ser 1050
3.000%, 07/12/16		3,850	609
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	348
Kommuninvest I Sverige, Ser 1508 MTN
2.750%, 08/12/15		5,300	789
Nordea Bank MTN
4.500%, 05/12/14	EUR	100	136
Stadshypotek MTN
3.750%, 12/12/13	EUR	400	541
Svenska Handelsbanken MTN
4.375%, 10/20/21	EUR	500	672
1.778%, 10/19/17 (A)	EUR	500	630

5	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Swedbank
7.375%, 06/26/18 (A)	EUR	150	$197
3.375%, 05/27/14	EUR	500	682
Swedbank Hypotek MTN
4.125%, 06/09/14		150	205
Volvo Treasury
5.950%, 04/01/15 (B)		145	154

			8,416

Switzerland — 1.1%
Credit Suisse MTN
6.125%, 05/16/14	EUR	350	487
5.300%, 08/13/19	USD	150	155
4.750%, 08/05/19	EUR	400	540
2.875%, 09/24/15	EUR	220	284
Glencore Finance Europe MTN
7.125%, 04/23/15	EUR	300	418
5.250%, 03/22/17	EUR	300	388
Government of Switzerland
2.000%, 04/28/21		820	984
Holcim US Finance
6.000%, 12/30/19 (B)	USD	25	26
Novartis Finance MTN
4.250%, 06/15/16	EUR	375	537
UBS MTN
6.625%, 04/11/18	GBP	150	260
6.375%, 07/20/16	GBP	160	274
6.250%, 09/03/13	EUR	200	275
5.875%, 12/20/17	USD	575	599

			5,227

United Arab Emirates — 0.1%
IPIC GMTN MTN
5.500%, 03/01/22 (B)		400	400

United Kingdom — 11.2%
3i Group MTN
5.625%, 03/17/17	EUR	150	190
Abbey National Treasury Services MTN
5.500%, 06/18/14	EUR	725	1,136
4.250%, 04/12/21	EUR	350	453
3.625%, 09/08/16	EUR	300	390
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	963
Aviva MTN
0.899%, 06/19/17 (A)	USD	475	443
Bank of Scotland MTN
4.750%, 06/08/22	EUR	650	885
Barclays Bank MTN
6.750%, 05/22/19	USD	225	249
6.750%, 01/16/23 (A)		350	486
5.000%, 09/22/16	USD	125	129
4.875%, 12/29/49 (A)	EUR	200	148
4.500%, 03/04/19 (A)	EUR	125	133

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

BAT International Finance MTN
7.250%, 03/12/24		250	$501
5.375%, 06/29/17	EUR	425	620
3.625%, 11/09/21		150	192
BG Energy Capital MTN
5.000%, 11/04/36		100	166
Bishopsgate Asset Finance
4.808%, 08/14/44		195	282
BP Capital Markets MTN
3.830%, 10/06/17		350	483
British American Tobacco Holdings MTN
4.000%, 07/07/20	EUR	100	134
British Telecommunications
8.750%, 12/07/16		165	313
5.750%, 12/07/28		411	683
Coventry Building Society MTN
4.625%, 04/19/18		230	375
Daily Mail & General Trust
5.750%, 12/07/18		350	532
Eastern Power Networks MTN
6.000%, 11/12/36		160	293
ENW Finance MTN
6.125%, 07/21/21		350	628
Experian Finance MTN
4.750%, 11/23/18		300	501
FCE Bank MTN
5.125%, 11/16/15		200	304
First Hydro Finance
9.000%, 07/31/21		220	393
HSBC Bank
3.875%, 10/24/18	USD	400	534
3.100%, 05/24/16 (B)	USD	261	261
HSBC Holdings MTN
9.875%, 04/08/18 (A)		80	132
6.500%, 05/20/24		250	441
Imperial Tobacco Finance MTN
8.375%, 02/17/16	EUR	450	692
7.750%, 06/24/19		600	1,153
7.250%, 09/15/14	EUR	150	217
4.500%, 07/05/18	EUR	150	200
Legal & General Group MTN
4.000%, 06/08/25 (A)	EUR	200	213
Lloyds TSB Bank MTN
6.375%, 01/21/21	USD	110	110
4.375%, 01/12/15	USD	220	212
1.607%, 10/12/12 (A)		600	778
Marks & Spencer MTN
6.125%, 12/02/19		100	166
Motability Operations Group MTN
3.750%, 11/29/17	EUR	300	405
National Westminster Bank
6.500%, 09/07/21		220	262
Nationwide Building Society
3.125%, 10/13/16		175	227
Network Rail Infrastructure Finance MTN
4.400%, 03/06/16	CAD	690	740
Northern Rock
5.625%, 06/22/17 (B)	USD	1,750	1,840

6	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Northumbrian Water Finance
6.000%, 10/11/17		500	$903
Old Mutual MTN
7.125%, 10/19/16		250	422
Rexam MTN
4.375%, 03/15/13	EUR	170	226
Rolls-Royce
6.750%, 04/30/19		100	191
Royal Bank of Scotland
6.125%, 01/11/21	USD	310	306
5.750%, 05/21/14	EUR	600	780
Severn Trent Utilities Finance
6.250%, 06/07/29		350	665
SSE MTN
5.750%, 02/05/14		245	411
Standard Chartered Bank MTN
6.400%, 09/26/17 (B)	USD	175	179
5.875%, 09/26/17	EUR	250	319
Tesco
6.052%, 10/13/39		342	604
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	EUR	200	272
United Kingdom Gilt
5.000%, 03/07/18		650	1,235
5.000%, 03/07/25		400	811
4.750%, 12/07/30		1,825	3,679
4.750%, 12/07/38		1,415	2,937
4.500%, 12/07/42		335	672
4.250%, 06/07/32		835	1,586
4.250%, 03/07/36		790	1,507
4.250%, 09/07/39		1,300	2,488
4.250%, 12/07/40		125	239
4.250%, 12/07/49		225	443
4.250%, 12/07/55		125	251
4.000%, 03/07/22		2,815	5,169
3.750%, 09/07/20		225	404
2.250%, 03/07/14		795	1,287
2.000%, 01/22/16		1,555	2,537
0.125%, 03/22/29		200	332
United Kingdom Gilt - Inflation Linked Bond
1.875%, 11/22/22		868	1,724
Virgin Media Secured Finance
8.875%, 10/15/19		200	334
7.000%, 01/15/18		180	296
Wales & West Utilities Finance MTN
6.750%, 12/17/36 (A)		200	353
Western Power Distribution South West
5.750%, 03/23/40		200	343
WM Morrison Supermarkets MTN
4.625%, 12/08/23		100	164
WPP MTN
6.625%, 05/12/16		225	324
Yorkshire Power Finance
7.250%, 08/04/28		208	426
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	194

			55,601

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

United States — 4.8%
Altria Group
9.250%, 08/06/19		225	$302
4.750%, 05/05/21		330	363
American International Group
8.175%, 05/15/58 (A)		240	214
AT&T
5.875%, 04/28/17	GBP	200	359
4.450%, 05/15/21		525	577
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,036
Bank of America MTN
5.650%, 05/01/18		350	333
4.750%, 05/06/19 (A)	EUR	250	233
Bank of America, Ser E MTN
5.125%, 09/26/14		1,700	2,137
Cablevision Systems, Ser B
8.000%, 04/15/12		235	238
CCO Holdings
8.125%, 04/30/20		90	99
Citigroup
4.500%, 01/14/22		110	106
Citigroup MTN
4.250%, 02/25/30 (A)	EUR	1,350	1,174
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	484
Computer Sciences
5.500%, 03/15/13		305	303
General Electric Capital MTN
5.625%, 05/01/18		300	336
5.500%, 01/08/20		305	336
5.300%, 02/11/21		205	219
4.625%, 01/07/21		750	778
Goldman Sachs Group
6.375%, 05/02/18	EUR	400	533
6.250%, 02/01/41		225	221
1.884%, 02/04/13 (A)	EUR	450	560
Goldman Sachs Group MTN
5.250%, 07/27/21		110	107
Hartford Life Institutional Funding MTN
5.375%, 01/17/12	GBP	200	311
HSBC Finance MTN
7.000%, 03/27/12	GBP	285	447
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	248
International Paper
7.950%, 06/15/18		260	316
JPMorgan Chase Bank
4.625%, 05/31/17 (A)	EUR	250	282
JPMorgan Chase MTN
1.967%, 10/12/15 (A)	EUR	350	393
Key Bank MTN
1.646%, 02/09/12 (A)	EUR	570	737
Kraft Foods
7.000%, 08/11/37		200	267
5.375%, 02/10/20		400	462
Merrill Lynch MTN
1.980%, 09/14/18 (A)	EUR	375	287

7	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Metropolitan Life Global Funding I MTN
4.625%, 05/16/17	EUR	1,200	$1,620
Morgan Stanley MTN
5.625%, 09/23/19		150	139
5.375%, 08/10/20	EUR	150	172
Nabors Industries
9.250%, 01/15/19		221	278
Noble Holding International
4.900%, 08/01/20		25	27
Owens Corning
6.500%, 12/01/16		145	158
Philip Morris International
2.900%, 11/15/21		325	331
PNC Funding
5.125%, 02/08/20		300	339
Republic Services
4.750%, 05/15/23		405	442
Ryder System MTN
5.850%, 11/01/16		116	133
Toyota Motor Credit MTN
5.250%, 02/03/12	EUR	250	326
US Bank MTN
4.375%, 02/28/17 (A)	EUR	900	1,081
Western Union
5.930%, 10/01/16		475	535

			23,379

Total Global Bonds (Cost $431,595) ($ Thousands)			438,734

MORTGAGE-BACKED SECURITIES — 3.3%

Non-Agency Mortgage-Backed Obligations — 3.3%
Bear Stearns Adjustable Rate
Mortgage Trust,
Ser 2004-6, Cl 3A
5.470%, 09/25/34 (A)		230	193
Bear Stearns Commercial
Mortgage Securities,
Ser 2004-PWR3, Cl A4
4.715%, 02/11/41		380	398
Bear Stearns Commercial
Mortgage Securities,
Ser 2004-PWR6, Cl A6
4.825%, 11/11/41		575	616
Bear Stearns Commercial
Mortgage Securities,
Ser 2006-PW11, Cl A4
5.620%, 03/11/39 (A)		600	665
Bear Stearns Commercial
Mortgage Securities,
Ser 2006-T24, Cl A4
5.537%, 10/12/41		725	814
Canary Wharf Finance,
Ser II, Cl C2
1.532%, 10/22/37 (A)(C)		200	177
Citigroup Commercial Mortgage
Trust, Ser 2007-C6, Cl A4
5.885%, 12/10/49 (A)		1,140	1,257
Citigroup Commercial Mortgage
Trust, Ser 2008-C7, Cl A4
6.274%, 12/10/49 (A)		405	450

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Citigroup Mortgage Loan Trust,
Ser 2005-2, Cl 1A4
5.018%, 05/25/35 (A)		1,065	$898
Credit Suisse Mortgage Capital
Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,297
DBUBS Mortgage Trust,
Ser 2011-LC1A, Cl A3
5.002%, 11/10/46 (B)		226	255
Eddystone Finance,
Ser 2006-1, Cl A2
1.180%,04/19/21 (A)(C)	GBP	150	214
Fosse Master Issuer,
Ser 2011-1X, Cl A3
2.368%, 10/18/54 (A)	GBP	300	463
Gracechurch Mortgage Financing,
Ser 2007-1X, Cl 3A2
1.560%, 11/20/56 (A)	EUR	1,370	1,772
Granite Master Issuer,
Ser 2005-1, Cl A5
1.317%, 12/20/54 (A)(C)	EUR	216	267
Granite Master Issuer,
Ser 2006-2, Cl A5
1.337%,12/20/54 (A)(C)	EUR	416	515
GSR Mortgage Loan Trust,
Ser 2005-AR1, Cl 4A1
5.003%, 01/25/35 (A)		291	280
Immeo Residential Finance,
Ser 2, Cl A
1.586%, 12/15/16 (A)	EUR	190	229
JPMorgan Chase Commercial
Mortgage Securities,
Ser 2007-CB18, Cl A4
5.440%, 06/12/47		880	943
JPMorgan Mortgage Trust,
Ser 2004-A5, Cl 3A1
5.120%, 12/25/34 (A)		255	253
London and Regional Debt
Securitisation, Ser 1, Cl A
1.177%,10/15/14 (A)(C)	GBP	150	207
Merrill Lynch Mortgage Trust,
Ser 2005-LC1, Cl A4
5.291%, 01/12/44 (A)		420	465
Permanent Master Issuer,
Ser 2011-1X, Cl 1A2
2.367%, 07/15/42 (A)	GBP	250	386
Silverstone Master Issuer,
Ser 2009-1, Cl A2
2.429%, 01/21/55 (A)	GBP	300	462
Storm, Ser 2006-1, Cl A2
1.694%, 04/22/48 (A)	EUR	1,101	1,411
Storm, Ser 2011-4, Cl A1
2.538%, 10/22/53 (A)	EUR	800	1,037
Talisman Finance, Ser 7, Cl H
3.855%, 04/22/17 (A)	EUR	485	63

Total Mortgage-Backed Securities (Cost $16,901) ($ Thousands)			15,987

8	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 2.2%

United States — 2.2%
American Express Credit MTN
2.750%, 09/15/15	400	$402
American Tower
5.050%, 09/01/20 (D)	315	316
Anadarko Petroleum
6.375%, 09/15/17	330	382
Bank of America MTN
5.000%, 05/13/21	175	159
CBS
4.300%, 02/15/21	400	413
CIGNA
5.125%, 06/15/20	154	166
Citigroup
4.750%, 05/19/15	240	243
CNA Financial
7.250%, 11/15/23	110	117
6.500%, 08/15/16	40	43
DIRECTV Holdings
6.000%, 08/15/40	150	164
4.600%, 02/15/21	300	312
Duke Realty
6.750%, 03/15/20 (D)	140	154
EH Holding
6.500%, 06/15/19 (B)	150	156
Enterprise Products Operating
5.950%, 02/01/41	225	252
EQT
8.125%, 06/01/19	285	334
Goldman Sachs Group MTN
6.000%, 06/15/20	45	46
Humana
7.200%, 06/15/18	280	327
6.450%, 06/01/16	40	44
Huntington Ingalls Industries
7.125%, 03/15/21 (B)	54	53
6.875%, 03/15/18 (B)	54	53
Kinder Morgan Energy Partners
6.550%, 09/15/40	255	286
Lincoln National
8.750%, 07/01/19	128	156
Lorillard Tobacco
6.875%, 05/01/20	375	419
McGraw-Hill
5.900%, 11/15/17	325	354
Morgan Stanley
5.750%, 01/25/21	130	121
5.500%, 07/28/21	125	116
3.450%, 11/02/15	125	115
Motorola Solutions
7.500%, 05/15/25	85	100
Nisource Finance
6.800%, 01/15/19	235	275
Nissan Motor
3.250%, 01/30/13 (B)	430	435
Principal Financial Group
7.875%, 05/15/14	255	284
Prudential Financial MTN
6.100%, 06/15/17	125	137

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

RR Donnelley & Sons
7.250%, 05/15/18	65	$63
Ryder System MTN
7.200%, 09/01/15	108	128
SLM MTN
5.050%, 11/14/14	155	153
Time Warner
4.875%, 03/15/20	725	786
Time Warner Cable
7.500%, 04/01/14	385	431
Union Electric
6.700%, 02/01/19	45	55
Viacom
6.125%, 10/05/17	325	376
5.625%, 09/15/19	325	365
Wachovia Capital Trust III
5.570%, 12/31/49 (A)	385	322
Whirlpool MTN
8.600%, 05/01/14	298	333

Total Corporate Obligations (Cost $9,936) ($ Thousands)		9,946

ASSET-BACKED SECURITIES — 0.2%

Automotive — 0.1%
Auto Compartiment,
Ser 2007-1, Cl A
1.581%, 02/25/19 (A)	232	301
Santander Consumer Finance,
Ser 2007-1, Cl A
1.567%, 09/20/22 (C)	74	94

		395

Mortgage Related Securities — 0.0%
Countrywide Asset-Backed
Certificates, Ser 2007-2, Cl 2A1
0.344%, 08/25/37 (A)	88	87

Other Asset-Backed Securities — 0.1%
Lambda Finance,
Ser 2005-1X, Cl A2
1.704%,11/15/29 (A)(C)	75	95
Skyline, Ser 2007-1, Cl D
2.394%, 07/22/43 (A)(C)	200	234

		329

Total Asset-Backed Securities (Cost $847) ($ Thousands)		811

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bonds
4.375%,11/15/39 to 05/15/41	225	293
3.875%, 08/15/40	5	6

Total U.S. Treasury Obligations (Cost $234) ($ Thousands)		299

9	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

MUNICIPAL BOND — 0.0%
State of Illinois, GO
5.877%, 03/01/19	45	$48

Total Municipal Bonds (Cost $45) ($ Thousands)		48

Total Investments — 96.4% (Cost $459,558) ($ Thousands) ‡		$465,825

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 3-Year Bond	(13)	Mar-2012	$1
Canadian 10-Year Bond	16	Mar-2012	23
Euro-Bobl	21	Mar-2012	58
Euro-Bund	69	Mar-2012	342
Euro-Buxl 30 Year Bond	(1)	Mar-2012	(2)
Japanese 10-Year Bond	7	Mar-2012	59
U.S. 10-Year Treasury Note	(154)	Mar-2012	(221)
U.S. 2-Year Treasury Note	(32)	Mar-2012	(4)
U.S. 5-Year Treasury Note	(101)	Mar-2012	(56)
U.S. Long Treasury Bond	(8)	Mar-2012	3
U.S. Long Treasury Bond	4	Mar-2012	9
U.S. Ultra Long Treasury Bond	(5)	Mar-2012	(4)

			$208

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/4/12-1/12/12	USD	8,879	CAD	9,069	$27
1/4/12-1/12/12	USD	21,526	GBP	13,980	200
1/4/12-1/12/12	USD	862	MXP	12,104	5
1/4/12-1/19/12	USD	109,276	EUR	84,601	548
1/4/12-1/27/12	USD	4,930	SEK	33,997	25
1/4/12-2/3/12	CAD	24,198	USD	23,448	(314)
1/4/12-2/3/12	EUR	246,414	USD	324,587	4,698
1/4/12-2/3/12	GBP	47,513	USD	73,877	52
1/4/12-2/3/12	MXP	92,718	USD	6,669	35
1/4/12-2/3/12	SEK	34,083	USD	4,998	29
1/4/12-2/17/12	JPY	10,952,215	USD	141,741	(681)
1/4/12-2/17/12	USD	34,515	JPY	2,684,023	371
1/5/12	CAD	1,702	EUR	1,240	(62)
1/6/12-1/12/12	SGD	5,368	USD	4,113	(28)
1/6/12-1/12/12	USD	1,384	AUD	1,419	70
1/12/12	AUD	4,172	USD	4,055	(217)
1/12/12	CHF	1,639	USD	1,782	29
1/12/12	CZK	8,436	USD	448	19
1/12/12	KRW	88,500	USD	77	–
1/12/12	NOK	1,707	USD	294	8
1/12/12	PLN	2,111	USD	637	22
1/12/12	USD	79	CHF	75	1
1/12/12	USD	78	KRW	88,500	(2)
1/12/12	USD	179	NOK	1,037	(5)
1/12/12	USD	392	NZD	525	17
1/12/12	USD	1,151	SGD	1,492	—
1/12/12-1/20/12	MYR	5,851	USD	1,832	(12)
1/12/12-1/20/12	ZAR	41,150	USD	4,876	(208)
1/12/12-1/27/12	DKK	15,760	USD	2,809	56
1/13/12	CNY	12,617	USD	1,958	(46)
1/13/12	USD	1,946	CNY	12,617	58
1/27/12	SEK	30,606	EUR	3,412	(31)

					$4,664

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(754)	746	$(8)
Barclays PLC	(38,849)	39,141	292
BNP Paribas	(264,496)	264,498	2
Brown Brothers Harriman	(4,135)	4,088	(48)
Citigroup	(2,509)	2,486	(23)
Credit Suisse First Boston	(60,534)	60,649	115
Deutsche Bank	(156,998)	161,757	4,759
Goldman Sachs	(33,312)	33,094	(218)
HSBC	(80,446)	80,523	77
JPMorgan Chase Bank	(11,528)	11,529	1
National Australia Bank	(9,413)	9,705	292
RBC	(6,496)	6,363	(133)
Royal Bank of Scotland	(490)	491	1
Societe Generale	(34,742)	34,498	(244)
Standard Bank	(970)	982	12
State Street	(42,365)	42,386	21
UBS	(33,997)	33,974	(23)
Westpac Banking	(4,057)	3,846	(211)

			$4,664

For the period ended December 31, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

International Fixed Income Fund

December 31, 2011

The outstanding interest rate swap agreements held by the Fund at December 31, 2011, is as follows:

Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500	$(541)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400	(428)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000	558
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000	1,132
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400	453
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000	(130)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000	80
Royal Bank of Scotland	6-Month EURIBOR	3.14%	08/04/21	EUR	1,450	140
UBS Warburg	EUROSTAT EUROZONE CPI Excluding Tobacco	1.83%	11/25/19	EUR	1,350	(50)

						$1,214

For the period ended December 31, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $483,123 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered illiquid. The total market value of such securities as of December 31, 2011 was $2,436 ($ Thousands) and represented 0.5% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Security is when-issued.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $459,558 ($ Thousands), and the unrealized appreciation and depreciation were $23,710 ($ Thousands) and $(17,443) ($ Thousands), respectively.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound Sterling

GO — General Obligation

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zlotty

SFH — Single Family Housing

SEK — Swedish Krone

Ser — Series

SGD — Singapore Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$438,734	$—	$438,734
Mortgage-Backed Securities	—	15,987	—	15,987
Corporate Obligations	—	9,946	—	9,946
Asset-Backed Securities	—	811	—	811
U.S. Treasury Obligations	—	299	—	299
Municipal Bond	—	48	—	48

Total Investments in Securities	$—	$465,825	$—	$465,825

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$208	$—	$—	$208
Forwards Contracts*	4,664	—	—	4,664
Interest Rate Swaps	—	1,214	—	1,214

Total Other Financial Instruments	$4,872	$1,214	$—	$6,086

*	Future contracts, forward contracts and swap contracts are valued at the net unrealized appreciation/(depreciation).

For the period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 92.5%

Argentina — 4.0%
Capex
10.000%, 03/10/18 (A)		488	$398
Deutsche Bank, CLN (Cablevision) MTN
9.375%, 02/13/18 (A)(B)		1,732	1,745
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		606	497
IRSA Inversiones y Representaciones
11.500%, 07/20/20 (A)		351	356
Province de Buenos Aires
9.625%, 04/18/28 (B)		595	378
9.625%, 04/18/28 (A)(B)		1,605	1,019
9.375%, 09/14/18 (B)		470	343
Province de Medoza
5.500%, 09/04/18 (B)		303	254
Province de Neuquen
8.656%, 10/18/14 (A)(B)		111	115
Republic of Argentina
8.750%, 06/02/17		730	687
8.280%, 12/31/33		1,703	1,243
8.278%, 12/31/33		1,660	1,183
7.820%, 12/31/33	EUR	9,592	7,596
7.820%, 12/31/33 (C)	EUR	9,185	7,124
7.000%, 10/03/15		5,601	5,126
7.000%, 04/17/17		2,329	1,962
5.830%, 12/31/33 (C)	ARS	6,111	1,773
4.191%, 12/15/35 (C)	EUR	13,252	1,686
2.500%, 03/31/19 (D)		3,630	1,280
1.180%, 12/31/38 (C)(D)	ARS	2	—
0.467%, 08/03/12 (C)		6,705	828
0.044%, 12/15/35 (C)	ARS	4,360	556
0.000%, 12/15/35 (C)	ARS	2	—
Tarjeta Naranja
9.000%, 01/28/17 (A)		180	172
Transportadora Gas del Norte
7.500%, 12/31/12 (B)(E)		130	69
7.500%, 12/31/12 (A)(B)(E)		260	138
7.500%, 12/31/12 (B)(E)		420	223
6.500%, 12/31/12 (A)(B)(E)		30	16
6.500%, 12/31/12 (B)(E)		81	43
6.500%, 12/31/12 (B)(E)		72	38
WPE International Cooperatief
10.375%, 09/30/20		100	89
10.375%, 09/30/20 (A)		950	845

			37,782

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20		250	236
5.500%, 03/31/20 (A)		1,153	1,090

			1,326

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Barbados — 0.3%
Columbus International
11.500%, 11/20/14 (A)		1,600	$1,684
11.500%, 11/20/14		1,057	1,112
Government of Barbados
7.000%, 08/04/22 (A)		300	300

			3,096

Belarus — 0.3%
Republic of Belarus
8.950%, 01/26/18		1,150	989
8.750%, 08/03/15		1,500	1,313

			2,302

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (B)		157	94

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
0.000%, 12/11/17 (B)(C)	DEM	1,917	856

Brazil — 8.6%
Banco Cruzeiro do Sul
8.875%, 09/22/20		384	221
8.875%, 09/22/20 (A)(G)		1,144	658
Banco Nacional de Desenvolvimento Economico e Social		1,400	1,596
6.500%, 06/10/19 (A)
5.500%, 07/12/20 (A)		400	432
BM&FBovespa
5.500%, 07/16/20		500	512
BR Malls International Finance
8.500%, 12/31/49 (A)		345	354
BR Properties
9.000%, 12/31/49 (A)		541	541
Brazil Notas do Tesouro Nacional, Ser B
12.579%, 05/15/15	BRL	6,700	7,748
12.579%, 08/15/20	BRL	1,600	1,859
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/13	BRL	10,800	5,785
10.000%, 01/01/14	BRL	7,510	3,986
10.000%, 01/01/21	BRL	11,054	5,519
Citigroup, CLN (Federal Republic of Brazil)
10.000%, 01/01/21	BRL	5,000	2,496

1	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Federal Republic of Brazil
12.500%, 01/05/16	BRL	4,180	$2,644
12.500%, 01/05/22	BRL	680	467
11.000%, 08/17/40		150	198
10.250%, 01/10/28	BRL	1,140	697
10.125%, 05/15/27		2,425	4,013
8.875%, 04/15/24		1,520	2,265
8.750%, 02/04/25		1,580	2,370
8.250%, 01/20/34		4,758	7,173
7.125%, 01/20/37		3,545	4,892
5.875%, 01/15/19		850	1,005
5.625%, 01/07/41		1,050	1,218
4.875%, 01/22/21 (G)		4,112	4,595
Fibria Overseas Finance
7.500%, 05/04/20 (A)		1,358	1,327
General Shopping Finance
10.000%, 12/31/49 (A)		1,044	1,044
Globo Comunicacaoe Participacoes
6.250%, 07/20/15 (D)		147	154
Hypermarcas
6.500%, 04/20/21 (A)		1,224	1,086
JBS Finance II
8.250%, 01/29/18 (A)		1,820	1,652
8.250%, 01/29/18		1,300	1,180
JP Morgan, CLN (Federal Republic of Brazil)
10.000%, 01/01/21	BRL	3,400	1,697
Minerva Overseas II
10.875%, 11/15/19 (A)		235	207
10.875%, 11/15/19		310	274
Mirabela Nickel
8.750%, 04/15/18 (A)		203	182
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/21		330	340
6.350%, 06/30/21 (A)		745	767
OGX Petroleo e Gas Participacoes
8.500%, 06/01/18 (A)		1,404	1,376
Petrobras International Finance
5.375%, 01/27/21		20	21
QGOG Atlantic
5.250%, 07/30/18 (A)(G)		1,3941,384
Telemar Norte Leste
5.500%, 10/23/20 (A)		950	936
Virgolino de Oliveira Finance
10.500%, 01/28/18		217	210
Votorantim Cimentos
7.250%, 04/05/41 (A)		300	290
Voto-Votorantim
6.750%, 04/05/21 (A)		306	324
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		490	519

			78,214

Chile — 0.9%
BancoEstado
4.125%, 10/07/20 (A)		600	614
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		100	112
6.250%, 07/08/19		700	783
5.250%, 08/10/20 (A)		400	422
4.750%, 12/06/21 (A)		215	214

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Inversiones Alsacia
8.000%, 08/18/18 (A)		1,000	$751
Nacional del Cobre de Chile
7.500%, 01/15/19		400	510
6.150%, 10/24/36		1,530	1,888
3.875%, 11/03/21 (A)		950	967
3.750%, 11/04/20 (A)		800	812
Republic of Chile
3.250%, 09/14/21		700	719
Telefonica Moviles Chile
2.875%, 11/09/15		500	494

			8,286

China — 1.3%
Agile Property Holdings
8.875%, 04/28/17		700	574
Central China Real Estate
12.250%, 10/20/15		300	259
China Liansu Group Holdings
7.875%, 05/13/16 (A)		648	538
China Oriental Group
8.000%, 08/18/15		300	256
8.000%, 08/18/15 (A)		650	555
CITIC Bank International MTN
6.875%, 06/24/20		100	100
CNPC HK Overseas Capital
5.950%, 04/28/41		200	219
5.950%, 04/28/41 (A)		750	832
Country Garden Holdings
11.250%, 04/22/17		700	602
Evergrande Real Estate Group
13.000%, 01/27/15		756	601
13.000%, 01/27/15 (A)		809	643
9.250%, 01/19/16	CNY	5,000	548
7.500%, 01/19/14	CNY	3,000	372
Franshion Development
6.750%, 04/15/21 (A)		750	587
Kaisa Group Holdings
13.500%, 04/28/15 (G)		539	443
Mega Advance Investments
5.000%, 05/12/21 (A)		406	413
MIE Holdings
9.750%, 05/12/16 (A)		800	712
Sinochem Overseas Capital
6.300%, 11/12/40 (A)		451	427
6.300%, 11/12/40		350	332
4.500%, 11/12/20 (A)		3,242	3,156
Texhong Textile Group
7.625%, 01/19/16 (A)		255	184
West China Cement
7.500%, 01/25/16 (A)(G)		200	163

			12,516

Colombia — 4.8%
Banco de Bogota
5.000%, 01/15/17 (A)		300	301
BanColombia
5.950%, 06/03/21 (A)		748	751
Bogota Distrio Capital
9.750%, 07/26/28 (A)	COP	9,020,000	6,333
Citigroup, CLN (Republic of Colombia)
10.000%, 07/24/24	COP	1,229,000	752

2	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Ecopetrol
7.625%, 07/23/19 (A)		500	$602
Empresa de Energia de Bogota
6.125%, 11/10/21		925	930
Gruposura Finance
5.700%, 05/18/21 (A)		610	610
Republic of Colombia
11.750%, 02/25/20		1,645	2,583
10.375%, 01/28/33		400	672
8.125%, 05/21/24		2,250	3,127
7.375%, 01/27/17		2,975	3,615
7.375%, 03/18/19		3,870	4,876
7.375%, 09/18/37		10,485	14,731
6.125%, 01/18/41		1,275	1,575
4.375%, 07/12/21		2,198	2,363

			43,821

Croatia — 1.0%
Government of Croatia
6.750%, 11/05/19		650	618
6.625%, 07/14/20		250	233
6.625%, 07/14/20 (A)		2,068	1,928
6.375%, 03/24/21		400	366
6.375%, 03/24/21 (A)		5,052	4,610
Zagrebacki Holding
5.500%, 07/10/17	EUR	1,100	985

			8,740

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	700	663

Dominican Republic — 0.3%
Cap Cana
10.000%, 04/30/16 (E)		982	167
10.000%, 04/30/16 (E)		844	228
Republic of Dominican Republic
7.500%, 05/06/21 (A)		1,490	1,460
7.500%, 05/06/21		700	686

			2,541

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		550	551

Egypt — 0.2%
Government of Egypt
6.875%, 04/30/40		600	495
5.750%, 04/29/20 (A)		800	682
5.750%, 04/29/20		400	341
Nile Finance
5.250%, 08/05/15		650	601

			2,119

El Salvador — 0.8%
Republic of El Salvador
8.250%, 04/10/32		250	271
7.650%, 06/15/35		4,436	4,525
7.625%, 02/01/41 (A)		950	959
7.375%, 12/01/19		400	432

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Telemovil Finance
8.000%, 10/01/17 (A)		900	$923

			7,110

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/17		200	228

Georgia — 0.2%
Georgian Railway
9.875%, 07/22/15		650	647
Republic of Georgia
6.875%, 04/12/21 (A)		750	772

			1,419

Ghana — 0.3%
Republic of Ghana
8.500%, 10/04/17		1,647	1,803
8.500%, 10/04/17 (A)		500	548

			2,351

Hong Kong — 0.5%
Bank of China Hong Kong
5.550%, 02/11/20 (A)		1,700	1,764
Hutchison Whampoa International
6.000%, 12/31/49 (C)		460	458
Industrial & Commercial Bank of China Asia MTN
5.125%, 11/30/20		600	611
PCCW-HKT Capital No. 4
4.250%, 02/24/16		601	605

			3,438

Hungary — 0.7%
Republic of Hungary
7.625%, 03/29/41		2,758	2,427
6.375%, 03/29/21		1,000	895
6.250%, 01/29/20		950	855
6.000%, 01/11/19	EUR	612	672
5.750%, 06/11/18	EUR	1,388	1,510
4.750%, 02/03/15		187	170

			6,529

India — 0.2%
Axis Bank MTN
7.125%, 06/28/22 (C)		163	144
Bank of India MTN
6.994%, 12/31/49 (C)		177	158
ICICI Bank
5.750%, 11/16/20 (A)		503	463
Reliance Holdings USA
6.250%, 10/19/40		300	267
Vedanta Resources
8.250%, 06/07/21 (A)		796	617

			1,649

3	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Indonesia — 4.8%
Adaro Indonesia MTN
7.625%, 10/22/19	208	$226
7.625%, 10/22/19 (A)	455	494
Bakrie Telecom
11.500%, 05/07/15	634	393
Berau Capital Resources
12.500%, 07/08/15	400	444
BLT Finance
7.500%, 05/15/14	197	77
Bumi Investment MTN
10.750%, 10/06/17	100	100
Indosat Palapa
7.375%, 07/29/20 (A)	552	609
Majapahit Holding
8.000%, 08/07/19 (A)	500	585
8.000%, 08/07/19	160	187
7.875%, 06/29/37 (A)(B)	355	415
7.750%, 10/17/16	750	842
7.750%, 01/20/20	400	465
7.750%, 01/20/20 (A)	350	406
Pertamina Persero
6.500%, 05/27/41 (A)	380	393
5.250%, 05/23/21 (A)	500	512
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	1,435	1,460
Republic of Indonesia
11.625%, 03/04/19 (A)	1,925	2,844
11.625%, 03/04/19	5,353	7,909
11.625%, 03/04/19	300	443
10.375%, 05/04/14	450	526
8.500%, 10/12/35	3,650	5,256
7.750%, 01/17/38	5,447	7,353
7.500%, 01/15/16	1,150	1,331
6.875%, 01/17/18 (A)	900	1,060
6.875%, 01/17/18	1,900	2,237
6.750%, 03/10/14	650	703
6.625%, 02/17/37	900	1,089
6.625%, 02/17/37	1,050	1,271
5.875%, 03/13/20 (A)	1,254	1,420
4.875%, 05/05/21 (A)	1,700	1,819
Star Energy Geothermal Wayang Windu
11.500%, 02/12/15 (A)	400	430

		43,299

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28	14,710	12,062

Ivory Coast — 0.6%
Government of Ivory Coast
3.750%, 12/31/32 (E)	11,333	5,667

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Jamaica — 0.3%
Digicel Group
10.500%, 04/15/18		860	$864
9.125%, 01/15/15 (A)		822	806
8.875%, 01/15/15 (A)		1,050	1,034

			2,704

Jordan — 0.2%
Kingdom of Jordan
3.875%, 11/12/15		1,650	1,543

Kazakhstan — 4.4%
Bank CenterCredit
8.625%, 01/30/14		1,450	1,403
BTA Bank
113.760%, 07/01/20 (A)(C)		2,492	103
10.750%, 01/01/13 (D)		3,634	600
10.750%, 01/01/13 (A)(D)		1,202	198
Development Bank of Kazakhstan
5.500%, 12/20/15 (A)		650	643
Halyk Savings Bank of Kahakhstan
7.250%, 05/03/17		960	926
7.250%, 01/28/21 (A)		1,200	1,152
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/15 (A)		1,123	1,165
6.250%, 05/20/15		450	467
Kazkommertsbank
12.850%, 12/18/12		200	205
8.500%, 04/16/13		400	392
8.000%, 11/03/15		1,900	1,691
7.875%, 04/07/14		500	472
7.500%, 11/29/16 (B)		2,550	2,155
6.875%, 02/13/17	EUR	450	467
Kazkommertsbank Via Citigroup Global Markets
8.700%, 04/07/14 (C)(D)		1,300	1,164
KazMunayGas National
11.750%, 01/23/15 (A)		2,673	3,141
11.750%, 01/23/15		950	1,116
9.125%, 07/02/18 (A)		2,955	3,443
9.125%, 07/02/18		1,129	1,315
8.375%, 07/02/13		4,034	4,226
7.000%, 05/05/20 (A)		1,626	1,719
7.000%, 05/05/20		1,940	2,052
6.375%, 04/09/21		1,100	1,117
6.375%, 04/09/21 (A)		3,969	4,029
Republic of Kazakhstan
6.375%, 10/06/20 (A)	EUR	1,400	1,452
Tengizchevroil Finance
6.124%, 11/15/14		215	220

4	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Zhaikmunai LLP
10.500%, 10/19/15		300	$291
10.500%, 10/19/15 (A)		2,209	2,121

			39,445

Kuwait — 0.1%
Kuwait Projects MTN
9.375%, 07/15/20		600	632

Latvia — 0.0%
Republic of Latvia
5.250%, 06/16/21 (A)		490	451

Lebanon — 0.4%
Republic of Lebanon MTN
9.000%, 03/20/17		100	119
8.250%, 04/12/21		800	944
6.375%, 03/09/20		1,500	1,575
6.100%, 10/04/22		900	912
5.150%, 11/12/18		300	297

			3,847

Lithuania — 1.5%
Republic of Lithuania
7.375%, 02/11/20		1,924	2,078
7.375%, 02/11/20 (A)		1,100	1,188
6.750%, 01/15/15 (A)		1,186	1,236
6.125%, 03/09/21 (A)		3,039	3,024
6.125%, 03/09/21		4,969	4,969
5.125%, 09/14/17 (A)		1,175	1,152

			13,647

Malaysia — 3.2%
Axiata SPV1 Labuan
5.375%, 04/28/20		250	264
Government of Malaysia
5.094%, 04/30/14	MYR	4,930	1,628
3.835%, 08/12/15	MYR	5,740	1,852
3.741%, 02/27/15	MYR	8,010	2,574
Petroliam Nasional
7.625%, 10/15/26		925	1,275
Petronas Capital
7.875%, 05/22/22		7,697	10,388
7.875%, 05/22/22 (A)		250	337
5.250%, 08/12/19		1,100	1,234
5.250%, 08/12/19 (A)		7,440	8,343
Wakala Global Sukuk
4.646%, 07/06/21 (A)		900	951

			28,846

Mexico — 8.3%
America Movil
2.375%, 09/08/16		1,800	1,795
Axtel
9.000%, 09/22/19		719	536
7.625%, 02/01/17 (A)		249	177
Bank of New York Mellon Institucion de Banca Multiple
9.625%, 05/02/21 (A)		1,389	1,278

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

BBVA Bancomer
6.008%, 05/17/22 (C)		1,000	$943
Cemex
9.000%, 01/11/18 (A)		1,366	1,089
5.579%, 09/30/15 (A)(C)		1,137	846
Cemex Espana
9.250%, 05/12/20 (A)		2,100	1,601
8.875%, 05/12/17	EUR	51	47
Cemex Finance
9.500%, 12/14/16		500	439
Deutsche Bank, CLN (Urbi Desarollos Urbonos)
10.571%, 12/22/12		540	545
Comision Federal de Electricidad
4.875%, 05/26/21 (A)		750	772
GEO
9.250%, 06/30/20		500	489
9.250%, 06/30/20 (A)		900	880
Grupo Bimbo
4.875%, 06/30/20 (A)		152	160
Grupo Senda
10.500%, 10/03/15		3,665	3,482
Grupo Televisa
6.000%, 05/15/18		245	275
Hipotecaria Su Casita
7.500%, 06/29/18 (A)		111	33
Mexican Bonos, Ser M
6.500%, 06/10/21	MXP	76,210	5,453
Mexican Bonos, Ser M10
8.500%, 12/13/18	MXP	44,600	3,664
8.000%, 12/17/15	MXP	21,200	1,659
7.750%, 12/14/17	MXP	42,900	3,369
7.250%, 12/15/16	MXP	53,300	4,088
Mexican Bonos, Ser M20
8.500%, 05/31/29	MXP	9,500	754
7.750%, 05/29/31	MXP	12,290	903
Mexican Bonos, Ser M30
8.500%, 11/18/38	MXP	36,810	2,847
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXP	10,161	814
NII Capital
10.000%, 08/15/16		659	748
7.625%, 04/01/21		516	512
Oceanografia
11.250%, 07/15/15		1,079	556
Pemex Finance
9.150%, 11/15/18		1,595	2,040
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,546	2,887
5.750%, 03/01/18		1,505	1,655
Petroleos Mexicanos
8.000%, 05/03/19		700	873
6.500%, 06/02/41		100	112
6.500%, 06/02/41 (A)		750	844
6.500%, 06/02/41 (A)		442	497
6.000%, 03/05/20 (A)		300	333

5	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

United Mexican States MTN
8.300%, 08/15/31		3,564	$5,328
6.050%, 01/11/40		3,850	4,726
5.950%, 03/19/19		1,300	1,545
5.750%, 10/12/10		4,136	4,405
5.625%, 01/15/17		2,000	2,300
5.125%, 01/15/20		1,800	2,056
United Mexican States, Ser A MTN
8.000%, 09/24/22		1,785	2,490
6.750%, 09/27/34		2,298	2,993
Urbi Desarrollos Urbanos
9.500%, 01/21/20		100	101

			75,939

Morocco — 0.2%
Kingdom of Morocco
4.500%, 10/05/20	EUR	1,800	2,122

Nigeria — 0.3%
Afren
11.500%, 02/01/16 (A)		1,150	1,127
Republic of Nigeria
6.750%, 01/28/21 (A)		950	988
UBS
9.350%, 08/29/10 (A)(B)(C)		750	462

			2,577

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (B)(E)		2,250	113

Pakistan — 0.2%
Republic of Pakistan
7.125%, 03/31/16		910	700
6.875%, 06/01/17		100	72
6.875%, 06/01/17		1,540	1,109

			1,881

Panama — 1.9%
Republic of Panama
9.375%, 04/01/29		3,688	5,864
9.375%, 01/16/23		560	778
8.875%, 09/30/27		1,396	2,094
8.125%, 04/28/34		820	1,175
7.250%, 03/15/15		1,340	1,548
7.125%, 01/29/26		200	260
6.700%, 01/26/36		4,361	5,691

			17,410

Peru — 1.8%
Banco de Credito del Peru
5.375%, 09/16/20 (A)		757	739
Inkia Energy
8.375%, 04/04/21 (A)		460	458

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Interoceanica IV Finance
3.923%, 11/30/25 (A)(B)(F)		873	$401
3.621%, 11/30/18 (A)(B)(F)		382	279
Peru Enhanced Pass-Through Finance
3.316%, 05/31/18 (A)(B)(F)		472	394
3.288%, 05/31/18 (B)(F)		175	146
Republic of Peru
8.750%, 11/21/33		5,039	7,685
8.375%, 05/03/16		600	744
7.350%, 07/21/25		4,210	5,578
Southern Copper
6.750%, 04/16/40		136	136

			16,560

Philippines — 3.9%
National Power
9.625%, 05/15/28 (B)		1,100	1,507
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)		800	974
7.390%, 12/02/24		700	852
7.250%, 05/27/19 (A)		150	181
Republic of Philippines
10.625%, 03/16/25		2,250	3,544
9.500%, 02/02/30		3,659	5,621
9.375%, 01/18/17		750	973
8.375%, 06/17/19		2,710	3,564
7.750%, 01/14/31		4,812	6,448
7.500%, 09/25/24		670	851
6.500%, 01/20/20		558	667
6.375%, 10/23/34		3,568	4,259
5.500%, 03/30/26		1,860	2,083
4.950%, 01/15/21	PHP	22,000	509
4.000%, 01/15/21		3,157	3,236

			35,269

Poland — 2.1%
Polish Television Holding
11.000%, 11/15/14 (A)(D)	EUR	600	787
Republic of Poland
6.375%, 07/15/19		7,735	8,567
5.125%, 04/21/21		1,986	2,021
5.000%, 03/23/22		5,080	5,105
4.000%, 03/23/21	EUR	736	874
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,200	1,620
10.750%, 11/15/17	EUR	200	270

			19,244

Qatar — 1.8%
Qtel International Finance
7.875%, 06/10/19		2,250	2,742
6.500%, 06/10/14 (A)		200	218
5.000%, 10/19/25 (A)		637	637
4.750%, 02/16/21 (A)		457	460
4.750%, 02/16/21		840	846

6	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

State of Qatar
9.750%, 06/15/30	1,025	$1,625
6.400%, 01/20/40	500	590
6.400%, 01/20/40 (A)	710	834
5.750%, 01/20/42 (A)	750	808
5.250%, 01/20/20	2,525	2,765
5.250%, 01/20/20 (A)	2,000	2,195
4.500%, 01/20/22 (A)	2,500	2,575
4.000%, 01/20/15 (A)	300	314

		16,609

Russia — 8.4%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)	675	638
7.750%, 04/28/21 (A)	750	660
Alfa Invest MTN
9.250%, 06/24/13 (A)(B)	750	786
Alfa Issuance MTN
8.000%, 03/18/15	417	416
Bank of Moscow via BOM Capital
6.699%, 03/11/15	1,200	1,188
Evraz Group
9.500%, 04/24/18	500	509
6.750%, 04/27/18 (A)	896	797
Gazprom Via Gaz Capital
4.950%, 05/23/16 (A)	1,758	1,760
Metalloinvest Finance
6.500%, 07/21/16	200	179
6.500%, 07/21/16 (A)	1,220	1,092
MTS International Funding
8.625%, 06/22/20	100	107
8.625%, 06/22/20 (A)	1,500	1,611
Novatek Finance
6.604%, 02/03/21 (A)	2,303	2,326
Russian Agricultural Bank Via RSHB Capital
7.750%, 05/29/18	650	692
Russian Foreign Bond - Eurobond
12.750%, 06/24/28	2,310	3,939
7.500%, 03/31/30	30,919	35,904
5.000%, 04/29/20	700	722
5.000%, 04/29/20 (A)	1,500	1,548
3.625%, 04/29/15	300	302
SCF Capital
5.375%, 10/27/17 (A)	2,510	2,159
Severstal Via Steel Capital
6.700%, 10/25/17	200	188
Sinek Capital Via Edel Capital
7.700%, 08/03/15	500	503
Teorema Holding
11.000%, 10/27/09 (E)	3,400	340
TNK-BP Finance
6.250%, 02/02/15 (A)	202	208
Vimpel Communications Via UBS Luxembourg
8.250%, 05/23/16	570	567

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18 (A)(B)		600	$587
9.125%, 04/30/18		550	538
7.748%, 02/02/21 (A)		3,436	2,942
6.493%, 02/02/16		200	187
VimpelCom Holdings
7.504%, 03/01/22 (A)		950	798
6.255%, 03/01/17		550	495
Vnesheconombank Via VEB Finance MTN
6.902%, 07/09/20 (A)		2,985	3,060
6.902%, 07/09/20		3,250	3,331
6.800%, 11/22/25		1,400	1,358
6.800%, 11/22/25 (A)		1,000	970
5.450%, 11/22/17 (A)		700	693
VTB Bank Via VTB Capital
6.875%, 05/29/18		700	716
6.551%, 10/13/20 (A)		960	899
6.250%, 06/30/35		381	373

			76,088

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,500	1,388

Senegal — 0.2%
Republic of Senegal
8.750%, 05/13/21		250	247
8.750%, 05/13/21 (A)		1,210	1,198

			1,445

Serbia — 0.1%
Republic of Serbia
7.250%, 09/28/21 (A)		1,000	973

Singapore — 0.3%
Sea Product
4.536%, 05/14/10 (B)		2,395	2,011
STATS ChipPAC
5.375%, 03/31/16 (A)		176	175
Yanlord Land Group
9.500%, 05/04/17		300	232

			2,418

South Africa — 3.2%
Edcon Proprietary
9.500%, 03/01/18	EUR	100	103
4.778%, 06/15/14 (C)	EUR	1,500	1,436
Eskom Holdings
5.750%, 01/26/21 (A)		2,450	2,493
Gold Fields Orogen Holdings
4.875%, 10/07/20		1,124	992
Myriad International Holding
6.375%, 07/28/17 (A)		1,359	1,447
6.375%, 07/28/17		570	607

7	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of South Africa
10.500%, 12/21/26	ZAR	11,790	$1,709
8.500%, 06/23/17		860	1,068
6.875%, 05/27/19		3,297	3,973
6.750%, 03/31/21	ZAR	38,960	4,453
6.250%, 03/08/41		1,611	1,873
5.875%, 05/30/22		2,200	2,530
5.500%, 03/09/20		4,964	5,560
Transnet MTN
4.500%, 02/10/16 (A)		560	567

			28,811

South Korea — 0.1%
Export-Import Bank of Korea
4.375%, 09/15/21 (G)		350	346
Republic of Korea
7.125%, 04/16/19		500	624

			970

Sri Lanka — 0.4%
Republic of Sri Lanka
7.400%, 01/22/15 (A)		950	994
6.250%, 07/27/21 (A)		1,895	1,867
6.250%, 10/04/20 (A)		900	900

			3,761

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		485	596

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)(B)		1,090	1,286
6.000%, 05/08/22 (A)(B)		306	300
6.000%, 05/08/22 (B)		1,798	1,762

			3,348

Tunisia — 0.0%
Banque Centrale de Tunisie
8.250%, 09/19/27		200	238

Turkey — 3.4%
Export Credit Bank of Turkey
5.375%, 11/04/16 (A)		850	837
Globus Capital Finance
8.500%, 03/05/12		500	498

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Republic of Turkey
11.875%, 01/15/30		850	$1,391
9.542%, 07/17/13 (F)	TRY	3,640	1,626
8.000%, 02/14/34		1,700	2,010
7.500%, 07/14/17		900	1,013
7.500%, 11/07/19		3,630	4,120
7.375%, 02/05/25		2,120	2,404
7.250%, 03/15/15		850	923
7.250%, 03/05/38		2,890	3,157
7.000%, 09/26/16		938	1,028
7.000%, 03/11/19		550	609
7.000%, 06/05/20		570	630
6.875%, 03/17/36		2,320	2,419
6.750%, 04/03/18		2,850	3,110
6.750%, 05/30/40		2,733	2,815
6.000%, 01/14/41		352	332
5.625%, 03/30/21		450	455
5.125%, 03/25/22		1,709	1,632
Yuksel Insaat
9.500%, 11/10/15		146	104

			31,113

Ukraine — 2.9%
City of Kiev Ukraine Via CS International
8.000%, 11/06/15 (B)		215	167
DTEK Finance
9.500%, 04/28/15 (A)		620	563
9.500%, 04/28/15		550	499
Ferrexpo Finance
7.875%, 04/07/16 (A)		538	465
7.875%, 04/07/16		1,200	1,038
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)		550	457
Government of Ukraine
7.950%, 02/23/21 (A)		250	219
7.750%, 09/23/20 (A)		440	381
7.650%, 06/11/13		200	192
6.875%, 09/23/15		1,186	1,067
6.875%, 09/23/15 (A)		1,472	1,325
6.750%, 11/14/17		1,050	903
6.580%, 11/21/16		1,600	1,400
6.580%, 11/21/16 (A)		590	516
6.385%, 06/26/12		500	495
6.250%, 06/17/16 (A)		1,343	1,178
JSC Commercial Bank
8.000%, 02/06/12		1,750	1,732
Metinvest MTN
8.750%, 02/14/18		450	370
8.750%, 02/14/18 (A)		869	714
MHP
10.250%, 04/29/15		368	324
10.250%, 04/29/15 (A)		1,428	1,257
Mriya Agro Holding
10.950%, 03/30/16 (A)		616	538
National Naftogaz of Ukraine
9.500%, 09/30/14		5,973	5,600
Oschadbank Via SSB No.1
8.250%, 03/10/16		800	644
Springvale Holdings
9.181%, 09/07/09 (B)(C)(E)		1,000	75

8	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

The EXIM of Ukraine Via Credit Suisse First Boston International
6.800%, 10/04/12		750	$739
Ukreximbank Via Biz Finance
8.375%, 04/27/15		4,771	4,115

			27,641

United Arab Emirates — 3.3%
Abu Dhabi National Energy MTN
5.875%, 12/13/21 (A)		795	827
Atlantic Finance
10.750%, 05/27/14		1,200	1,332
Dolphin Energy
5.888%, 06/15/19 (A)		421	457
5.888%, 06/15/19		464	503
DP World MTN
6.850%, 07/02/37		2,350	2,127
Dubai DOF Sukuk MTN
6.396%, 11/03/14		800	816
Dubai Electricity & Water Authority
8.500%, 04/22/15 (A)		2,000	2,160
8.500%, 04/22/15		1,078	1,164
7.375%, 10/21/20		150	154
7.375%, 10/21/20 (A)		2,616	2,681
Dubai Holding Commercial Operations MTN
6.000%, 02/01/17	GBP	700	783
4.750%, 01/30/14	EUR	2,050	2,242
0.629%, 02/01/12 (C)		150	148
Dubai Sukuk Centre
0.713%, 06/13/12 (C)		2,400	2,244
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		470	576
6.750%, 04/08/19		600	735
Emirate of Dubai MTN
7.750%, 10/05/20		950	997
6.700%, 10/05/15		300	311
IPIC GMTN MTN
6.875%, 11/01/41 (A)		490	499
5.500%, 03/01/22 (A)		363	363
5.000%, 11/15/20		300	302
3.750%, 03/01/17 (A)		1,736	1,729
Jafz Sukuk
2.991%, 11/27/12 (C)	AED	22,400	5,675
MDC-GMTN MTN
3.750%, 04/20/16 (A)		200	206
Pyrus
7.500%, 12/20/15		1,300	1,219

			30,251

Uruguay — 1.9%
Republic of Uruguay
9.250%, 05/17/17		390	517
8.000%, 11/18/22		6,393	8,758
7.625%, 03/21/36		2,654	3,669
6.875%, 09/28/25		567	731
Republic of Uruguay PIK
7.875%, 01/15/33		2,489	3,478

			17,153

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

Venezuela — 4.9%
Petroleos de Venezuela
12.750%, 02/17/22		1,650	$1,382
8.500%, 11/02/17		900	679
8.500%, 11/02/17		618	467
5.500%, 04/12/37		2,000	960
5.375%, 04/12/27		3,855	1,899
5.250%, 04/12/17		4,497	2,856
5.000%, 10/28/15		4,201	2,993
4.900%, 10/28/14		14,790	11,573
Republic of Venezuela
13.625%, 08/15/18		2,100	2,063
13.625%, 08/15/18		144	141
12.750%, 08/23/22		5,879	5,306
11.950%, 08/05/31		4,550	3,720
10.750%, 09/19/13		400	404
9.375%, 01/13/34		830	573
9.250%, 09/15/27		1,470	1,062
9.250%, 05/07/28		1,680	1,155
9.000%, 05/07/23		2,820	2,030
8.500%, 10/08/14		1,166	1,086
8.250%, 10/13/24		1,950	1,272
7.750%, 10/13/19		1,350	965
7.650%, 04/21/25		1,450	899
7.000%, 03/31/38		100	58
6.000%, 12/09/20		880	538

			44,081

Vietnam — 0.2%
Republic of Vietnam
6.875%, 01/15/16		750	775
6.750%, 01/29/20		1,350	1,360

			2,135

Total Global Bonds (Cost $807,646) ($ Thousands)			837,239

LOAN PARTICIPATIONS — 1.9%

Angola — 0.1%
Republic of Angola
3.667%, 04/30/16	EUR	975	1,171

Brazil — 0.0%
Virgolino de Oliveira
5.257%, 11/03/15		500	482

Indonesia — 0.4%
PT Bumi
11.274%, 08/07/13 (B)		1,743	1,771
PT Bumi Tranche A
7.710%, 03/02/12 (B)		973	851
PT Bumi Tranche B
7.710%, 03/02/12 (B)		776	679

			3,301

Mexico — 0.6%
Altos Hornos Promissory Note # 5
0.000%,04/29/99 (B)(E)		2,500	800
Altos Hornos Promissory Note # 6
0.000%,04/29/99 (B)(E)		2,500	800

9	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Description	Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%,12/31/49 (B)(E)	4,500	$1,440
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%,04/11/04 (B)(E)	6,540	2,093

		5,133

Singapore — 0.8%
Ashmore Cayman SPC No.1
0.000%,08/31/11 (B)(E)	9,161	4,918
Morton Bay
6.220%, 12/30/09 (B)	3,158	2,678

		7,596

Total Loan Participations (Cost $21,722) ($ Thousands)		17,683

CONVERTIBLE BONDS — 0.1%

India — 0.4%
Firstsource CV to 42,549.14 Shares
5.935%, 12/04/12 (F)	1,800	2,165
Suzlon Energy CV to 22.683 Shares
3.310%, 06/12/12 (F)	810	964
Suzlon Energy CV to 533.2762 Shares
2.561%, 07/25/14 (F)	450	355

		3,484

United Arab Emirates — 0.1%
Dana Gas Sukuk CV to Variable Shares
7.500%, 10/31/12	850	701

Total Convertible Bonds (Cost $3,620) ($ Thousands)		4,185

AFFILIATED PARTNERSHIP — 0.8%

United States — 0.8%
SEI Liquidity Fund, L.P. 0.140%*†(H)	7,492,197	7,207

Total Affiliated Partnership (Cost $7,492) ($ Thousands)		7,207

Total Investments — 95.7% (Cost $840,480) ($ Thousands) ‡		$866,314

The open futures contracts held by the Fund at December 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Buxl 30 Year Bond	(12)	Mar-2012	$(110)
U.S. 10-Year Treasury Note	5	Mar-2012	6
U.S. Ultra Long Treasury Bond	14	Apr-2012	24

			$(80)

For the period ended December 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/3/12-2/3/12	USD	2,375	EUR	1,818	$(15)
1/4/12-2/3/12	USD	27,932	BRL	51,605	(306)
1/4/12-4/3/12	BRL	71,792	USD	38,125	(74)
1/9/12	INR	373,555	USD	7,060	34
1/9/12-2/6/12	USD	7,892	INR	373,555	(896)
1/12/12	USD	1,670	ZAR	13,845	42
1/13/12	MXP	199,519	USD	14,376	92
1/13/12	USD	1,750	PHP	73,000	(86)
1/13/12-2/3/12	USD	9,710	MXP	133,649	(144)
1/19/12	THB	52,000	USD	1,656	9
1/19/12-2/3/12	KRW	5,839,000	USD	5,153	85
1/20/12-2/3/12	EUR	29,041	USD	38,292	591
1/25/12	CZK	42,500	EUR	1,659	(11)
1/31/12	GBP	527	USD	818	–
2/3/12	COP	3,150,000	USD	1,650	15
2/3/12	EUR	1,781	HUF	550,000	(49)
2/3/12	HUF	933,000	EUR	3,004	62
2/3/12	RUB	51,000	USD	1,610	29
2/3/12	USD	2,502	ILS	9,200	(97)
2/3/12	USD	830	KRW	930,000	(22)
2/3/12	USD	1,659	MYR	5,200	(21)
2/3/12	USD	1,652	RUB	51,000	(71)
2/3/12	USD	3,339	SGD	4,240	(68)
3/12/12-12/3/12	USD	5,921	CNY	37,782	42
5/16/12	CNY	21,782	USD	3,438	(18)

					$(877)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2011, is as follows:

CounterParty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(6,458)	6,468	$10
Barclays PLC	(34,414)	34,088	(326)
Boston Institutional Services	(7,689)	7,721	32
Brown Brothers Harriman	(25,485)	25,583	98
Citigroup	(26,696)	26,718	22
Deutsche Bank	(711)	709	(2)
HSBC	(6,458)	6,467	9
JPMorgan Chase Bank	(16,286)	16,332	46
Standard Bank	(7,025)	7,059	34
UBS	(55,739)	54,939	(800)

			$(877)

For the period ended December 31, 2011, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding swap agreements held by the Fund at December 31, 2011, is as follows:

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,217	$371
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	KRW	2,237	351

							$722

For the period ended December 31, 2011, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

December 31, 2011

Percentages are based on a Net Assets of $905,106 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2011.

†	Investment in Affiliated Security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Securities considered illiquid. The total market value of such securities as of December 31, 2011 was $34,207 ($ Thousands) and represented 3.8% of Net Assets.

(C)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2011.

(D)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on December 31, 2011. The coupon on a step bond changes on a specified date.

(E)	Security in default on interest payments.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	This security or a partial position of this security is on loan at December 31, 2011. The total market value of securities on loan at December 31, 2011 was $7,009 ($ Thousands).
(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2011 was $7,207 ($ Thousands).

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $840,480 ($ Thousands), and the unrealized appreciation and depreciation were $66,275 ($ Thousands) and $(40,441) ($ Thousands), respectively.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CLN — Credit Linked Note

CNY — Chinese Yuan

COP — Colombian Peso

CV — Convertible Security

CZK — Czech Koruna

DEM — Deutsche Mark

EUR — Euro

GBP —British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli Shekel

INR — Indian Rupee

KRW — Korean Won

L.P. — Limited Partnership

LLP — Limited Liability Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zlotty

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Special Purpose Company

THB — Thai Baht

TRY — New Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$837,239	$—	$837,239
Convertible Bonds	—	4,185	—	4,185
Loan Participations	—	—	17,683	17,683
Affiliated Partnership	—	7,207	—	7,207

Total Investments in Securities	$—	$848,631	$17,683	$866,314

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(80)	$—	$—	$(80)
Forwards*	(877)	—	—	(877)
Total Return Swaps	—	722	—	722

Total Other Financial Instruments	$(957)	$722	$—	$(235)

*	Future contracts, forward contracts and swap contracts are valued at the net unrealized appreciation/(depreciation).

Investments in Loan Participations
Beginning balance as of October 1, 2011	$18,404
Accrued discounts/premiums	40
Realized gain/(loss)	(9)
Change in unrealized appreciation/(depreciation)	(171)
Purchases	—
Sales	(581)
Transfer into Level 3	—
Transfer out of Level 3	—

Ending balance as of December 31, 2011	$17,683

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(171)

For the period ended December 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional International Trust / Quarterly Report / December 31, 2011

Item 2.	Controls and Procedures

(a) The registrants’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: February 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: February 29, 2012